                                       As filed with the Securities and Exchange
                                                           Commission on 8/26/03


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number 811-09303 & 811-09923
                                               ---------------------

             KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST

                             1311 MAMARONECK AVENUE
                             WHITE PLAINS, NY 10605
                             ----------------------
               (Address of principal executive offices) (Zip code)


                              MR. LEONID POLYAKOV
                             1311 MAMARONECK AVENUE
                             WHITE PLAINS, NY 10605
                               -------------------
                     (Name and address of agent for service)

                                 (800) 930-3828
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2003
                         -----------------

Date of reporting period:  JANUARY 1, 2003 TO JUNE 30, 2003
                           --------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

                         JUNE 30, 2003 WWW.KINETICSFUNDS.COM



                         SEMI-ANNUAL REPORT



                         The INTERNET Fund



                         The Internet EMERGING GROWTH Fund



                         The PARADIGM Fund



                         The MEDICAL Fund



                         The SMALL CAP OPPORTUNITIES Fund



                         The KINETICS GOVERNMENT MONEY MARKET Fund



                          EACH A SERIES OF KINETICS MUTUAL FUNDS, INC.

                       [KINETICS MUTUAL FUNDS, INC. LOGO]

 KINETICS MUTUAL FUNDS, INC.
 TABLE OF CONTENTS
 June 30, 2003

                                                              PAGE
                                                              ----
Shareholders' Letter........................................    2
Investment Commentary.......................................    4
KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
  Statement of Assets & Liabilities.........................   10
  Statement of Operations...................................   13
  Statement of Changes in Net Assets........................   16
  Notes to Financial Statements.............................   23
  Financial Highlights......................................   32
KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
  Portfolio of Investments The Internet Portfolio...........   43
  Portfolio of Investments The Internet Emerging Growth
     Portfolio..............................................   49
  Portfolio of Investments The Paradigm Portfolio...........   53
  Portfolio of Investments The Medical Portfolio............   58
  Portfolio of Investments The Small Cap Opportunities
     Portfolio..............................................   62
  Portfolio of Investments The Kinetics Government Money
     Market Portfolio.......................................   68
  Portfolio of Options Written The Internet Portfolio.......   69
  Portfolio of Options Written The Paradigm Portfolio.......   70
  Portfolio of Options Written The Medical Portfolio........   71
  Portfolio of Options Written The Small Cap Opportunities
     Portfolio..............................................   72
  Statement of Assets & Liabilities.........................   73
  Statement of Operations...................................   76
  Statement of Changes in Net Assets........................   79
  Notes to Financial Statements.............................   83

 KINETICS MUTUAL FUNDS, INC.
 SHAREHOLDERS' LETTER

     Dear Shareholders,

     We are pleased to present the Kinetics Mutual Funds semi-annual report for the period ended June 30, 2003. For the first six months of 2003, our equity Funds posted strong investment advances (see Investment Commentary). More gratifying than this seemingly long overdue occurrence were the underlying business advances made by the majority of the companies held by our Funds. Since we view the funds' stock holdings as fractional ownership in the businesses themselves, we look to the business operations to validate our investment thinking rather than to the short-term randomness of the stock market. Why? Over short time periods, the mismatch between stock prices and increased business value can be rather dramatic. Longer term, however, we believe there is a very high correlation between increased stock prices and increased intrinsic business values. With this investment approach, the intrinsic business values of the funds' holdings should be substantially higher five years hence. We believe these increased values should allow for very satisfactory investment returns when viewed in the context of the overall market and today's interest rates.

     Kinetics Mutual Funds also had significant advances in other respects. The sizes of our Small Cap Opportunities Fund and our Paradigm Fund increased substantially since the start of the year, albeit from relatively small asset bases. This investment inflow was, we believe, largely a function of superior investment results over the last several years and the Funds being accorded a level of recognition by companies that rate mutual funds. It is very appropriate that these Funds, particularly The Paradigm Fund, should have experienced a less volatile ride over the last several years. These Funds have the broadest mandates and can seek value across many different industries. The Paradigm Fund has the further advantage of buying across all market capitalizations. The growth in assets of these Funds is important to existing shareholders because it may contribute to lower expense ratios in the future.

     We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, investment com-mentary, newsflashes, recent performance data, and online access to account information.

     THE INTERNET FUND has produced satisfactory long-term returns, albeit lumpy, by investing in the evolution of Internet-related technology. This Fund is sector specific and should represent only a small component of one's equity exposure.

     THE INTERNET EMERGING GROWTH FUND focuses on early-life-cycle companies that are positioned on the edge of the curve in the evolution of Internet-related technology. This offering is a sector fund.

     THE PARADIGM FUND focuses on companies that have sustainable high returns on equity. This Fund has produced positive returns over the last 3 1/2 years. The typical large stock index has posted substantial negative returns over the same time period. This Fund has the broadest mandate of our equity offerings and can represent a much larger exposure of one's equity holdings.

     THE MEDICAL FUND provides an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. The Fund focuses on pharmaceutical/biotechnology companies and should be considered a sector fund.

     THE SMALL CAP OPPORTUNITIES FUND focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results. This Fund has a broad mandate, but is limited as to market capitalization.

     THE KINETICS GOVERNMENT MONEY MARKET FUND is a short-term investment vehicle that serves to complement our equity product offerings.

     /s/ Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist

 KINETICS MUTUAL FUNDS, INC.
 INVESTMENT COMMENTARY

     Dear Shareholders,

     In our year-end 2002 Market Commentary, we duly noted our inability to forecast short-term movements in the stock market. In fact, we have such a strong conviction that we possess no "market" insight that we have been prompted to rename this writing "Investment Commentary". Perhaps we are deluded, but we view ourselves as being somewhat competent to discuss investments. Had we been forced, at year-end 2002, to forecast the market for the first six months of 2003, we would have ventured a guess that the market would have been lower. This forecast, or guess, would have been based on our analysis that the typical stock, in December 2002, violated the margin-of-safety concept. That is, in our opinion, investors were routinely paying more than a dollar for a dollar's worth of value. Even a very casual observer of the financial markets would know that our hypothetical forecast would have missed its mark by a considerable margin. Did our admitted inability to forecast the market hurt our investment results? On balance, the answer is a resounding no. Nor do we believe it will ever hurt our investment results in the future.

     For the first six months of 2003, the NASDAQ Composite Index and the S&P 500 Index appreciated by 21.82% and 11.76%, respectively. These two indices are commonly used benchmarks that measure how the "typical" stock has performed, with the NASDAQ Composite capturing more of a technology orientation. Over the same time period, our Investor Class Funds posted the following positive results: Internet Fund -- 26.78%; Small Cap Opportunities Fund -- 26.00%; Paradigm
     Fund -- 20.75%; Medical Fund -- 18.00%; and the Internet Emerging Growth Fund -- 15.12%. Our investment results were derived from bottom-up stock analysis and a decidedly agnostic view of the market. If, at the end of 2002, we believed that the typical stock was trading above its intrinsic value, then one might conclude that the typical stock we analyze today is even more overvalued. That is, in fact, the case for the typical stock. Why has the market moved increasingly higher?

     The conventional wisdom of Wall Street is that corporate earnings will recover during the second half of 2003. This recovery, incidentally, was to have happened last year and the year before that as well. Therefore, one should not be surprised by a failure of this thesis, although it has been the justifying force behind the most recent rise in stock prices. Underlying this earnings rebound is the premise that the economy will post higher Gross Domestic Product ("GDP") growth, as a result of lower interest rates, tax cuts and the conclusion of the Iraqi war.

     The standard estimate of the potential growth of U.S GDP is 3%. Given that the GDP of the United States is now approximately $10 trillion, 3% growth would entail the economy's expanding by approximately $300 billion annually. This certainly seems plausible, and it may very well be achieved. On the other hand, it may not. At present, the sum total of outstanding debt (government, corporate, financial, and consumer) is approximately $34 trillion, or 3.4 times the amount of GDP.

     In this situation, the $300 billion of GDP growth needs to be achieved without real interest rates moving higher and without the same type of monetary stimulus that we have had over the last 20+ years, where rates fell from 21% to the present level of 1%. It is hard to conceive of a world where interest rates move to -19% over the next 20 years. Why is it critical that this growth be accomplished without a rise in real interest rates? If rates were to rise just 1% from today's level, then creditors would take the first $340 billion of expanded output ($34 trillion x 1%). The U.S. debt burden is now at such a level that we run the very real risk of transferring future growth to creditors. Historically, any country that has allowed its debt to become significantly greater than its GDP has not ended up with a thriving economy, but rather, the complete opposite. Our brief commentary does not even consider the expansion of the U.S. population and the effect that this might have on lowering per-capita GDP.

     We are not predicting higher real interest rates, or even that the forecasted GDP growth will not be achieved; however, investors should certainly question conventional wisdom. Further, we believe it would be a grievous investment mistake to construct entire portfolios upon such a forecast being achieved. One might even profit greatly by placing some of one's bets against such wisdom.

     Our efforts have been, and remain, focused on the process of seeking out non-codependent investments (companies that have no business relationships with each other) that trade at a discount, preferably at a steep discount, to their long-term underlying business value. Acquisition at a discount to intrinsic value adds a cushion during difficult market conditions. Our mutual success will be highly correlated with the proper analysis of the companies we own. In this regard, financial analysis of individual companies is a skill for which we believe we possess some competence.

     We thank you for your confidence and look forward to continuing to provide you with products and services that will assist you in achieving your investment goals.

     /s/ Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist

     DISCLOSURE
     THIS MATERIAL IS INTENDED TO BE REVIEWED IN CONJUNCTION WITH A CURRENT PROSPECTUS, WHICH INCLUDES ALL FEES AND EXPENSES THAT APPLY TO A CONTINUED INVESTMENT PROGRAM, AS WELL AS INFORMATION REGARDING THE RISK FACTORS, POLICIES AND OBJECTIVES OF THE FUNDS. READ IT CAREFULLY BEFORE INVESTING.

     BECAUSE THE FUNDS [OTHER THAN THE PARADIGM FUND, THE SMALL CAP OPPORTUNITIES FUND AND THE KINETICS GOVERNMENT MONEY MARKET FUND] INVEST IN A SINGLE INDUSTRY OR GEOGRAPHIC REGION, THEIR SHARES ARE SUBJECT TO A HIGHER DEGREE OF RISK THAN FUNDS WITH A HIGHER LEVEL OF DIVERSIFICATION. INTERNET AND BIOTECHNOLOGY STOCKS ARE SUBJECT TO A RATE OF CHANGE IN TECHNOLOGY, OBSOLESCENCE AND COMPETITION WHICH IS GENERALLY HIGHER THAN THAT OF OTHER INDUSTRIES AND HAVE EXPERIENCED EXTREME PRICE AND VOLUME FLUCTUATIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

     BECAUSE SMALLER COMPANIES [FOR THE INTERNET EMERGING GROWTH FUND AND THE SMALL CAP OPPORTUNITIES FUND] OFTEN HAVE NARROWER MARKETS AND LIMITED FINANCIAL RESOURCES, THEY PRESENT MORE RISK THAN LARGER MORE WELL ESTABLISHED COMPANIES.

     AS NON-DIVERSIFIED [OTHER THAN THE KINETICS GOVERNMENT MONEY MARKET FUND] AND SINGLE INDUSTRY FUNDS, THE VALUE OF THEIR SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

     AN INVESTMENT IN THE KINETICS GOVERNMENT MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     UNLIKE OTHER INVESTMENT COMPANIES THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, EACH OF THE KINETICS MUTUAL FUNDS PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO SERIES OF KINETICS PORTFOLIOS TRUST.

     THE INFORMATION CONCERNING THE FUNDS INCLUDED IN THE SHAREHOLDER REPORT CONTAIN CERTAIN FORWARD-LOOKING STATEMENTS ABOUT THE FACTORS THAT MAY AFFECT THE PERFORMANCE OF THE FUNDS IN THE FUTURE. THESE STATEMENTS ARE BASED ON FUND MANAGEMENT'S PREDICTIONS AND EXPECTATIONS CONCERNING CERTAIN FUTURE EVENTS AND THEIR EXPECTED IMPACT ON THE FUNDS, SUCH AS PERFORMANCE OF THE ECONOMY AS A WHOLE AND OF SPECIFIC INDUSTRY SECTORS, CHANGES IN THE LEVELS OF INTEREST RATES, THE IMPACT OF DEVELOPING WORLD EVENTS, AND OTHER FACTORS THAT MAY INFLUENCE THE FUTURE PERFORMANCE OF THE FUNDS. MANAGEMENT BELIEVES THESE FORWARD-LOOKING STATEMENTS TO BE REASONABLE, ALTHOUGH THEY ARE INHERENTLY UNCERTAIN AND DIFFICULT TO PREDICT. ACTUAL EVENTS MAY CAUSE ADJUSTMENTS IN PORTFOLIO MANAGEMENT STRATEGIES FROM THOSE CURRENTLY EXPECTED TO BE EMPLOYED.

     DISTRIBUTOR: KINETICS FUNDS DISTRIBUTOR, INC. IS NOT AN AFFILIATE OF KINETICS MUTUAL FUNDS, INC. KINETICS FUNDS DISTRIBUTOR, INC. IS AN AFFILIATE OF KINETICS ASSET MANAGEMENT, INC., INVESTMENT ADVISER TO KINETICS MUTUAL FUNDS, INC.

     (C)JANUARY 1, 2003 -- KINETICS ASSET MANAGEMENT, INC.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2003 (Unaudited)

                                                                    THE INTERNET
                                                   THE INTERNET    EMERGING GROWTH
                                                       FUND             FUND
----------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios, at
    value*.......................................  $ 260,962,733    $  4,414,980
  Receivable from Adviser........................         16,778          20,877
  Receivable for Fund shares sold................      6,589,304         107,100
  Prepaid expenses...............................         28,911           7,997
                                                   -------------    ------------
    Total assets.................................    267,597,726       4,550,954
                                                   -------------    ------------
LIABILITIES:
  Payable for Master Portfolio interest
    purchased....................................      6,379,616         106,109
  Payable to Directors...........................         12,321             170
  Payable for service fees.......................         56,203             869
  Payable for distribution fees..................          4,497              --
  Payable for Fund shares repurchased............        209,689             991
  Accrued expenses and other liabilities.........        410,549          15,004
                                                   -------------    ------------
    Total liabilities............................      7,072,875         123,143
                                                   -------------    ------------
    Net assets...................................  $ 260,524,851    $  4,427,811
                                                   =============    ============
NET ASSETS CONSIST OF:
  Paid in capital................................  $ 474,320,871    $ 15,996,847
  Accumulated net investment income (loss).......         26,898         (14,376)
  Accumulated net realized loss on investments,
    options and written option contracts.........   (242,309,341)    (10,746,835)
  Net unrealized appreciation (depreciation) on:
    Investments..................................     28,452,825        (807,825)
    Written option contracts.....................         33,598              --
                                                   -------------    ------------
    Net assets...................................  $ 260,524,851    $  4,427,811
                                                   =============    ============
CALCULATION OF NET ASSET VALUE PER SHARE --
  INVESTOR CLASS:
  Net assets.....................................  $ 256,487,797    $  4,427,811
  Shares outstanding.............................     12,119,312       1,187,496
  Net asset value per share (offering and
    redemption price)............................  $       21.16    $       3.73
                                                   =============    ============
CALCULATION OF NET ASSET VALUE PER SHARE --
  ADVISOR CLASS A:
  Net assets.....................................  $   4,037,054
  Shares outstanding.............................        194,248
  Net asset value per share......................  $       20.78
                                                   =============
  Offering price per share ($20.78 divided by
    .9425).......................................  $       22.05
                                                   =============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2003 (Unaudited)

                                                              THE PARADIGM   THE MEDICAL
                                                                  FUND          FUND
----------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............  $30,546,487    $26,745,265
 Receivable from Adviser....................................            4             --
 Receivable for Fund shares sold............................      337,246         77,840
 Prepaid expenses...........................................       22,105         11,228
                                                              -----------    -----------
   Total assets.............................................   30,905,842     26,834,333
                                                              -----------    -----------
LIABILITIES:
 Payable for Master Portfolio interest purchased............      254,037         64,812
 Payable to Directors.......................................          787          1,211
 Payable for service fees...................................        5,709          6,033
 Payable for distribution fees..............................        2,297            463
 Payable for Fund shares repurchased........................       83,209         13,029
 Accrued expenses and other liabilities.....................       19,690         43,263
                                                              -----------    -----------
   Total liabilities........................................      365,729        128,811
                                                              -----------    -----------
   Net assets...............................................  $30,540,113    $26,705,522
                                                              ===========    ===========
NET ASSETS CONSIST OF:
 Paid in capital............................................  $27,450,154    $31,501,467
 Accumulated net investment income (loss)...................       41,112       (154,184)
 Accumulated net realized loss on investments, options and
   written option contracts.................................     (735,097)    (2,515,002)
 Net unrealized appreciation (depreciation) on:
   Investments..............................................    3,762,167     (1,990,304)
   Written option contracts.................................       21,777       (136,455)
                                                              -----------    -----------
   Net assets...............................................  $30,540,113    $26,705,522
                                                              ===========    ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
 Net assets.................................................  $19,889,511    $25,981,653
 Shares outstanding.........................................    1,627,057      1,731,363
 Net asset value per share (offering and redemption
   price)...................................................  $     12.22    $     15.01
                                                              ===========    ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................  $ 9,925,094    $   723,869
 Shares outstanding.........................................      816,191         48,714
 Net asset value per share..................................  $     12.16    $     14.86
                                                              ===========    ===========
 Offering price per share ($12.16 divided by .9425 and
   $14.86 divided by .9425, respectively)...................  $     12.90    $     15.77
                                                              ===========    ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS C:
 Net assets.................................................  $   725,508
 Shares outstanding.........................................       59,973
 Net asset value per share (offering and redemption
   price)...................................................  $     12.10
                                                              ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2003 (Unaudited)

                                                                THE SMALL     THE KINETICS
                                                                   CAP         GOVERNMENT
                                                              OPPORTUNITIES      MONEY
                                                                  FUND        MARKET FUND
------------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............   $32,161,738    $65,292,763
 Receivable from Adviser....................................           556         57,538
 Receivable for Master Portfolio interest sold..............     7,048,492      3,139,259
 Receivable for Fund shares sold............................        73,782      3,139,363
 Prepaid expenses...........................................        18,695         13,678
                                                               -----------    -----------
   Total assets.............................................    39,303,263     71,642,601
                                                               -----------    -----------
LIABILITIES:
 Payable to Directors.......................................           952          2,763
 Payable for service fees...................................         8,965          9,136
 Payable for distribution fees..............................           228             --
 Payable for Fund shares repurchased........................     7,122,275      6,278,622
 Accrued expenses and other liabilities.....................        22,081         49,935
                                                               -----------    -----------
   Total liabilities........................................     7,154,501      6,340,456
                                                               -----------    -----------
   Net assets...............................................   $32,148,762    $65,302,145
                                                               ===========    ===========
NET ASSETS CONSIST OF:
 Paid in capital............................................   $30,541,803    $65,302,145
 Accumulated net investment income..........................       133,799             --
 Accumulated net realized loss on investments, options and
   written option contracts.................................    (1,636,821)            --
 Net unrealized appreciation on:
   Investments..............................................     3,095,273             --
   Written option contracts.................................        14,708             --
                                                               -----------    -----------
   Net assets...............................................   $32,148,762    $65,302,145
                                                               ===========    ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
 Net assets.................................................   $31,014,605    $65,302,145
 Shares outstanding.........................................     2,451,013     65,302,145
 Net asset value per share (offering and redemption
   price)...................................................   $     12.65    $      1.00
                                                               ===========    ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................   $ 1,134,157
 Shares outstanding.........................................        89,851
 Net asset value per share..................................   $     12.62
                                                               ===========
 Offering price per share ($12.62 divided by .9425).........   $     13.39
                                                               ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2003 (Unaudited)

                                                                             THE INTERNET
                                                              THE INTERNET     EMERGING
                                                                  FUND       GROWTH FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $   725,348      $ 11,236
  Interest..................................................    2,213,319        22,170
  Income from securities lending............................       12,525           128
                                                              -----------      --------
      Total investment income...............................    2,951,192        33,534
                                                              -----------      --------
EXPENSES:
  Expenses allocated from Master Portfolios.................    1,843,470        30,638
  Shareholder servicing fees and expenses...................      824,024        23,413
  Administration fees.......................................       79,424         1,096
  Reports to shareholders...................................       68,015           858
  Registration fees.........................................       17,903         6,659
  Professional fees.........................................       40,118         3,465
  Directors' fees and expenses..............................       19,661           266
  Fund accounting fees......................................        6,275            --
  Distribution fees -- Advisor Class A......................       14,891            --
  Other expenses............................................        9,604           137
                                                              -----------      --------
      Total expenses........................................    2,923,385        66,532
  Less, expense reimbursement and waiver....................           --       (20,180)
                                                              -----------      --------
      Net expenses..........................................    2,923,385        46,352
                                                              -----------      --------
      Net investment income (loss)..........................       27,807       (12,818)
                                                              -----------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................   (8,591,931)      (22,544)
      Written option contracts expired or closed............   (1,940,185)        9,218
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................   72,151,974       524,516
      Written option contracts..............................      (81,101)       (5,853)
                                                              -----------      --------
      Net gain on investments...............................   61,538,757       505,337
                                                              -----------      --------
      Net increase in net assets resulting from
        operations..........................................  $61,566,564      $492,519
                                                              ===========      ========
+ Net of Foreign Taxes Withheld of:                           $    54,142      $    292
                                                              ===========      ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2003 (Unaudited)

                                                                 THE
                                                               PARADIGM    THE MEDICAL
                                                                 FUND         FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $  112,056   $  113,309
  Interest..................................................     131,194       38,291
  Income from securities lending............................         597        2,008
                                                              ----------   ----------
      Total investment income...............................     243,847      153,608
                                                              ----------   ----------
EXPENSES:
  Expenses allocated from Master Portfolios.................     121,679      186,862
  Shareholder servicing fees and expenses...................      37,526       84,101
  Administration fees.......................................       4,879        7,961
  Reports to shareholders...................................       5,668        6,465
  Registration fees.........................................      17,555       12,385
  Professional fees.........................................       3,041        4,351
  Directors' fees and expenses..............................       1,260        1,911
  Fund accounting fees......................................         447          592
  Distribution fees -- Advisor Class A......................       8,220        2,051
  Distribution fees -- Advisor Class C......................       2,167           --
  Other expenses............................................         293        1,113
                                                              ----------   ----------
      Net expenses..........................................     202,735      307,792
                                                              ----------   ----------
      Net investment gain (loss)............................      41,112     (154,184)
                                                              ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................    (201,775)    (210,480)
      Written option contracts expired or closed............      28,860      116,662
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................   3,409,034    4,576,646
      Written option contracts..............................      26,165     (292,185)
                                                              ----------   ----------
      Net gain on investments...............................   3,262,284    4,190,643
                                                              ----------   ----------
      Net increase in net assets resulting from
        operations..........................................  $3,303,396   $4,036,459
                                                              ==========   ==========
+ Net of Foreign Taxes Withheld of:                           $    5,234   $   11,289
                                                              ==========   ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2003 (Unaudited)

                                                                              THE KINETICS
                                                              THE SMALL CAP    GOVERNMENT
                                                              OPPORTUNITIES   MONEY MARKET
                                                                  FUND            FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................   $  123,825       $     --
  Interest..................................................      206,399        339,517
  Income from securities lending............................           96             --
                                                               ----------       --------
      Total investment income...............................      330,320        339,517
                                                               ----------       --------
EXPENSES:
  Expenses allocated from Master Portfolios.................      129,147        247,884
  Shareholder servicing fees and expenses...................       36,375         95,782
  Administration fees.......................................        4,395         22,846
  Reports to shareholders...................................        6,423             --
  Registration fees.........................................       14,574          9,172
  Professional fees.........................................        3,321         13,315
  Directors' fees and expenses..............................        1,097          5,522
  Fund accounting fees......................................          350             --
  Distribution fees -- Advisor Class A......................          618             --
  Other expenses............................................          221          1,070
                                                               ----------       --------
      Total expenses........................................      196,521        395,591
  Less, expense reimbursement and waiver....................           --        (56,074)
                                                               ----------       --------
      Net expenses..........................................      196,521        339,517
                                                               ----------       --------
      Net investment income (loss)..........................      133,799             --
                                                               ----------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................      (78,532)            --
      Written option contracts expired or closed............        1,177             --
  Net change in unrealized appreciation of:
      Investments and foreign currency......................    3,173,279             --
      Written option contracts..............................       10,504             --
                                                               ----------       --------
      Net gain on investments...............................    3,106,428             --
                                                               ----------       --------
      Net increase in net assets resulting from
        operations..........................................   $3,240,227       $     --
                                                               ==========       ========
+ Net of Foreign Taxes Withheld of:                            $      332       $     --
                                                               ==========       ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                               THE INTERNET EMERGING
                                                THE INTERNET FUND                   GROWTH FUND
                                        ---------------------------------   ----------------------------
                                          SIX MONTHS          FOR THE        SIX MONTHS       FOR THE
                                             ENDED          YEAR ENDED          ENDED        YEAR ENDED
                                         JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003   DECEMBER 31,
                                          (UNAUDITED)          2002          (UNAUDITED)        2002
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss).........  $        27,807   $    (1,207,762)   $  (12,818)    $   (80,485)
 Net realized loss on sale of
   investments, foreign currency and
   written option contracts expired or
   closed.............................      (10,532,116)     (119,819,338)      (13,326)     (2,201,840)
 Net change in unrealized appreciation
   of investments, foreign currency
   and written options................       72,070,873        59,166,667       518,663       1,051,111
                                        ---------------   ---------------    ----------     -----------
     Net increase (decrease) in net
       assets resulting from
       operations.....................       61,566,564       (61,860,433)      492,519      (1,231,214)
                                        ---------------   ---------------    ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS --
 INVESTOR CLASS:
 Net investment income................               --                --            --              --
 Net realized gains...................               --                --            --              --
                                        ---------------   ---------------    ----------     -----------
     Total distributions..............               --                --            --              --
                                        ---------------   ---------------    ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS --
 ADVISOR CLASS A:
 Net investment income................               --                --           N/A             N/A
 Net realized gains...................               --                --           N/A             N/A
                                        ---------------   ---------------    ----------     -----------
     Total distributions..............               --                --           N/A             N/A
                                        ---------------   ---------------    ----------     -----------
CAPITAL SHARE TRANSACTIONS -- INVESTOR
 CLASS:
 Proceeds from shares sold............    1,561,597,468     5,646,935,786       881,232         554,524
 Proceeds from shares issued to
   holders in reinvestment of
   dividends..........................               --                --            --              --
 Cost of shares redeemed..............   (1,553,902,955)   (5,691,413,210)     (283,906)     (1,262,818)
                                        ---------------   ---------------    ----------     -----------
     Net increase (decrease) in net
       assets resulting from capital
       share transactions.............        7,694,513       (44,477,424)      597,326        (708,294)
                                        ---------------   ---------------    ----------     -----------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS A:
 Proceeds from shares sold............      566,585,699     1,408,657,744           N/A             N/A
 Proceeds from shares issued to
   holders in reinvestment of
   dividends..........................               --                --           N/A             N/A
 Cost of shares redeemed..............     (565,446,712)   (1,410,963,079)          N/A             N/A
                                        ---------------   ---------------    ----------     -----------
     Net increase (decrease) in net
       assets resulting from capital
       share transactions.............        1,138,987        (2,305,335)          N/A             N/A
                                        ---------------   ---------------    ----------     -----------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS...............................       70,400,064      (108,643,192)    1,089,845      (1,939,508)
NET ASSETS:
 Beginning of period..................      190,124,787       298,767,979     3,337,966       5,277,474
                                        ---------------   ---------------    ----------     -----------
 End of period*.......................  $   260,524,851   $   190,124,787    $4,427,811     $ 3,337,966
                                        ===============   ===============    ==========     ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                               THE INTERNET EMERGING
                                                THE INTERNET FUND                   GROWTH FUND
                                        ---------------------------------   ----------------------------
                                          SIX MONTHS          FOR THE        SIX MONTHS       FOR THE
                                             ENDED          YEAR ENDED          ENDED        YEAR ENDED
                                         JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003   DECEMBER 31,
                                          (UNAUDITED)          2002          (UNAUDITED)        2002
--------------------------------------------------------------------------------------------------------
*Including undistributed net
 investment income (loss) of:.........  $        26,898   $          (909)   $  (14,376)    $    (1,558)
                                        ---------------   ---------------    ----------     -----------
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR CLASS:
 Shares sold..........................       89,735,352       306,385,784       243,446         145,062
 Shares issued in reinvestment of
   dividends and distributions........               --                --            --              --
 Shares redeemed......................      (88,976,638)     (308,686,468)      (85,570)       (342,798)
                                        ---------------   ---------------    ----------     -----------
     Net increase (decrease) in shares
       outstanding....................          758,714        (2,300,684)      157,876        (197,736)
                                        ===============   ===============    ==========     ===========
CHANGES IN SHARES OUTSTANDING --
 CLASS A:
 Shares sold..........................       32,341,793        81,574,373
 Shares issued in reinvestments of
   dividends and distributions........               --                --
 Shares redeemed......................      (32,178,304)      (81,588,440)
                                        ---------------   ---------------
   Net increase (decrease) in shares
     outstanding......................          163,489           (14,067)
                                        ===============   ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                 THE PARADIGM FUND               THE MEDICAL FUND
                                            ----------------------------   ----------------------------
                                             SIX MONTHS       FOR THE       SIX MONTHS       FOR THE
                                                ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                            JUNE 30, 2003   DECEMBER 31,   JUNE 30, 2003   DECEMBER 31,
                                             (UNAUDITED)        2002        (UNAUDITED)        2002
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss).............  $     41,112    $  (155,724)   $   (154,184)   $   (447,134)
 Net realized loss on sale of investments,
   foreign currency and written option
   contracts expired or closed............      (172,915)      (453,184)        (93,818)     (2,214,209)
 Net change in unrealized appreciation
   (depreciation) of investments, foreign
   currency and written options...........     3,435,199        111,727       4,284,461      (8,859,857)
                                            ------------    ------------   ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations..........     3,303,396       (497,181)      4,036,459     (11,521,200)
                                            ------------    ------------   ------------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- INVESTOR CLASS:
 Net investment income....................            --             --              --              --
 Net realized gain........................            --             --              --        (129,541)
                                            ------------    ------------   ------------    ------------
     Total distributions..................            --             --              --        (129,541)
                                            ------------    ------------   ------------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS A:
 Net investment income....................            --             --              --              --
 Net realized gain........................            --             --              --          (4,793)
                                            ------------    ------------   ------------    ------------
     Total distributions..................            --             --              --          (4,793)
                                            ------------    ------------   ------------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS C:
 Net investment income....................            --             --             N/A             N/A
 Net realized gain........................            --             --             N/A             N/A
                                            ------------    ------------   ------------    ------------
     Total distributions..................            --             --             N/A             N/A
                                            ------------    ------------   ------------    ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR
 CLASS:
 Proceeds from shares sold................    29,121,484     22,426,587      49,429,559      86,853,152
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --             --              --         126,906
 Cost of shares redeemed..................   (16,043,619)   (21,978,565)    (49,829,062)    (93,675,221)
                                            ------------    ------------   ------------    ------------
     Net increase (decrease) in net assets
       resulting from capital share
       transactions.......................    13,077,865        448,022        (399,503)     (6,695,163)
                                            ------------    ------------   ------------    ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS A:
 Proceeds from shares sold................    14,792,602      3,090,062      36,313,366      65,379,296
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --             --              --           4,401
 Cost of shares redeemed..................   (11,237,330)    (1,965,920)    (36,643,681)    (65,253,538)
                                            ------------    ------------   ------------    ------------
     Net increase (decrease) in net assets
       resulting from capital share
       transactions.......................     3,555,272      1,124,142        (330,315)        130,159
                                            ------------    ------------   ------------    ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS C:
 Proceeds from shares sold................       270,675        550,010             N/A             N/A
 Proceeds from shares issued to holders in
   reinvestment of dividends..............            --             --             N/A             N/A
 Cost of shares redeemed..................      (172,239)       (27,997)            N/A             N/A
                                            ------------    ------------   ------------    ------------
     Net increase in net assets resulting
       from capital share transactions....        98,436        522,013             N/A             N/A
                                            ------------    ------------   ------------    ------------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                 THE PARADIGM FUND               THE MEDICAL FUND
                                            ----------------------------   ----------------------------
                                             SIX MONTHS       FOR THE       SIX MONTHS       FOR THE
                                                ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                            JUNE 30, 2003   DECEMBER 31,   JUNE 30, 2003   DECEMBER 31,
                                             (UNAUDITED)        2002        (UNAUDITED)        2002
-------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...  $ 20,034,969    $ 1,596,996    $  3,306,641    $(18,220,538)
NET ASSETS:
 Beginning of period......................    10,505,144      8,908,148      23,398,881      41,619,419
                                            ------------    ------------   ------------    ------------
 End of period*...........................  $ 30,504,113    $10,505,144    $ 26,705,522    $ 23,398,881
                                            ============    ============   ============    ============
*Including undistributed net investment
 income (loss) of:........................  $     41,112    $        --    $   (154,184)   $         --
                                            ------------    ------------   ------------    ------------
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR CLASS:
 Shares sold..............................     2,695,689      2,247,157       3,756,570       6,260,737
 Shares issued in reinvestment of
   dividends and distributions............            --             --              --          10,001
 Shares redeemed..........................    (1,567,150)    (2,202,818)     (3,801,729)     (6,732,101)
                                            ------------    ------------   ------------    ------------
     Net increase (decrease) in shares
       outstanding........................     1,128,539         44,339         (45,159)       (461,363)
                                            ============    ============   ============    ============
CHANGES IN SHARES OUTSTANDING -- CLASS A:
 Shares sold..............................     1,287,100        293,855       2,699,084       4,842,360
 Shares issued in reinvestment of
   dividends and distributions............            --             --              --             350
 Shares redeemed..........................      (961,524)      (189,746)     (2,713,361)     (4,846,511)
                                            ------------    ------------   ------------    ------------
     Net increase (decrease) in shares
       outstanding........................       325,576        104,109         (14,277)         (3,801)
                                            ============    ============   ============    ============
CHANGES IN SHARES OUTSTANDING -- CLASS C:
 Shares sold..............................        25,173         54,355
 Shares issued on reinvestment of
   dividends and distributions............            --             --
 Shares redeemed..........................       (16,827)        (2,728)
                                            ------------    ------------
     Net increase in shares outstanding...         8,346         51,627
                                            ============    ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                  THE SMALL CAP
                                                                OPPORTUNITIES FUND
                                                           ----------------------------
                                                            SIX MONTHS       FOR THE
                                                               ENDED        YEAR ENDED
                                                           JUNE 30, 2003   DECEMBER 31,
                                                            (UNAUDITED)        2002
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...........................  $     133,799   $   (104,261)
  Net realized loss on sale of investments, foreign
    currency and written option contracts expired or
    closed...............................................        (77,355)    (1,536,495)
  Net change in unrealized appreciation (depreciation) of
    investments, foreign currency and written options....      3,183,783       (648,470)
                                                           -------------   ------------
      Net increase or (decrease) in net assets resulting
        from operations..................................      3,240,227     (2,289,226)
                                                           -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income..................................             --             --
  Net realized gains.....................................             --        (36,678)
                                                           -------------   ------------
      Total distributions................................             --        (36,678)
                                                           -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS -- ADVISOR CLASS A:
  Net investment income..................................             --             --
  Net realized gains.....................................             --         (1,183)
                                                           -------------   ------------
      Total distributions................................             --         (1,183)
                                                           -------------   ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold..............................    182,855,462     74,507,932
  Proceeds from shares issued to holders in reinvestment
    of dividends.........................................             --         22,807
  Cost of shares redeemed................................   (158,277,946)   (78,255,929)
                                                           -------------   ------------
      Net increase (decrease) in net assets resulting
        from capital share transactions..................     24,577,516     (3,725,190)
                                                           -------------   ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR CLASS A:
  Proceeds from shares sold..............................      1,039,568        445,436
  Proceeds from shares issued to holders in reinvestment
    of dividends.........................................             --          1,183
  Cost of shares redeemed................................       (193,557)      (176,614)
                                                           -------------   ------------
      Net increase in net assets resulting from capital
        share transactions...............................        846,011        270,005
                                                           -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................     28,663,754     (5,782,272)
NET ASSETS:
Beginning of period......................................      3,485,008      9,267,208
                                                           -------------   ------------
End of period*...........................................  $  32,148,762   $  3,485,008
                                                           =============   ============
*Including undistributed net investment income of:.......  $     133,799   $         --
                                                           -------------   ------------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                  THE SMALL CAP
                                                                OPPORTUNITIES FUND
                                                           ----------------------------
                                                            SIX MONTHS       FOR THE
                                                               ENDED        YEAR ENDED
                                                           JUNE 30, 2003   DECEMBER 31,
                                                            (UNAUDITED)        2002
---------------------------------------------------------------------------------------
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
  Shares sold............................................     16,789,864      6,817,655
  Shares issued in reinvestment of dividends and
    distributions........................................             --          2,290
  Shares redeemed........................................    (14,668,729)    (7,129,102)
                                                           -------------   ------------
      Net increase (decrease) in shares outstanding......      2,121,135       (309,157)
                                                           =============   ============
CHANGES IN SHARES OUTSTANDING -- ADVISOR CLASS A:
  Shares sold............................................         87,897         31,522
  Shares issued in reinvestment of dividends and
    distributions........................................             --            119
  Shares redeemed........................................        (15,242)       (14,510)
                                                           -------------   ------------
      Net increase in shares outstanding.................         72,655         17,131
                                                           =============   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                             THE KINETICS GOVERNMENT
                                                                MONEY MARKET FUND
                                                        ---------------------------------
                                                          SIX MONTHS          FOR THE
                                                             ENDED          YEAR ENDED
                                                         JUNE 30, 2003     DECEMBER 31,
                                                          (UNAUDITED)          2002
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income...............................  $            --   $       176,234
                                                        ---------------   ---------------
      Net increase in net assets resulting from
        operations....................................               --           176,234
                                                        ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income...............................               --          (176,234)
  Net realized gain on securities transactions........               --                --
                                                        ---------------   ---------------
      Total dividends and distributions...............               --          (176,234)
                                                        ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold.......................    2,307,263,118     7,257,132,457
  Reinvestment of distributions.......................               --            24,888
  Cost of shares redeemed.............................   (2,370,618,021)   (7,223,386,603)
                                                        ---------------   ---------------
      Net increase (decrease) in net assets from
        capital share transactions....................      (63,354,903)       33,770,742
                                                        ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............      (63,354,903)       33,770,742
NET ASSETS:
  Beginning of period.................................      128,657,048        94,886,306
                                                        ---------------   ---------------
  End of period*......................................  $    65,302,145   $   128,657,048
                                                        ===============   ===============
*Including undistributed net investment income of:....  $            --   $            --
                                                        ===============   ===============
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
  Shares sold.........................................    2,307,263,118     7,257,132,457
  Shares issued in reinvestment of dividends and
    distributions.....................................               --            24,888
  Shares redeemed.....................................   (2,370,618,021)   (7,223,386,603)
                                                        ---------------   ---------------
      Net increase (decrease) in shares outstanding...      (63,354,903)       33,770,742
                                                        ===============   ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2003 (Unaudited)

1.   ORGANIZATION

Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"),The Paradigm Fund ("Paradigm"), The Medical Fund ("Medical"), The Small Cap Opportunities Fund ("Small Cap"), and The Kinetics Government Money Market Fund ("Government") (each a "Feeder Fund" and collectively, the "Feeder Funds"). Investment operations of the Funds began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and Paradigm), February 3, 2000 (Government), and March 20, 2000 (Small Cap). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").

On April 28, 2000, each Fund in the Company entered into a master-feeder fund structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

Each Feeder Fund's respective interest in the corresponding Master Portfolio as of June 30, 2003 is as follows:

                                                            INTEREST IN
                                                          MASTER PORTFOLIO
                                                          ----------------
Internet Fund.........................................        99.998%
Emerging Fund.........................................        99.888%
Paradigm Fund.........................................        99.955%
Medical Fund..........................................        99.963%
Small Cap Fund........................................        99.962%
Government Fund.......................................        99.961%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing Feeder Fund conducted its own investment operations.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

Effective April 26, 2001, the Internet, Paradigm and Medical Funds issued an additional class of shares -- Advisor Class A. Effective December 31, 2001, the Small Cap Fund issued an additional class of shares -- Advisor Class A. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a maximum front-end sales charge of 5.75%. Effective June 28, 2002 the Paradigm Fund issued an additional class of shares -- Advisor Class C. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets. The Investor Class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge by the Advisor Class A and Class C shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2003, the Master Portfolios did not hold any investment securities which were determined to be fair valued pursuant to the guidelines adopted by the Board of Trustees.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2003, the Master Portfolios did not hold any investment securities which were determined to be restricted pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

3.   INVESTMENT ADVISER

Effective April 28, 2000, the Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio's average daily net assets. Prior to January 1, 2002, the Adviser had contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Feeder Fund's daily net assets. The expense cap includes Feeder Fund-specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Adviser may be recovered by the Adviser to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Adviser intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. Waivers and reimbursements by

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

the Adviser in years prior to 2002 which are subject to potential future recovery include:

                                                             2001        2000
                                                            -------    --------
Internet................................................    $    --    $462,775
Emerging................................................    $63,887    $ 15,222
Paradigm................................................    $45,940    $ 19,743
Medical.................................................    $    --    $ 93,681
Small Cap...............................................    $45,787    $ 11,899
Government..............................................    $44,751    $     --

Although the contractual Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the Adviser has voluntarily agreed to continue to pay all operating expenses in excess of the annual rates represented below. The Adviser may discontinue the voluntary waiver at any time. For the six months ended June 30, 2003, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

                                                              INTERNET    EMERGING
                                                              --------    --------
Annual Advisory Rate......................................      1.25%        1.25%
Annual Cap on Expenses -- Investor Class..................        --         2.74%
Annual Cap on Expenses -- Advisor Class A.................        --          N/A
Expenses Reimbursed by Adviser............................     $  --      $20,180

                                                               PARADIGM    MEDICAL
                                                               --------    -------
Annual Advisory Rate.......................................      1.25%       1.25%
Annual Cap on Expenses -- Investor Class...................      2.74%         --
Annual Cap on Expenses -- Advisor Class A..................      2.99%         --
Annual Cap on Expenses -- Advisor Class C..................      3.49%        N/A
Expenses Reimbursed by Adviser.............................     $  --       $  --

                                                          SMALL CAP    GOVERNMENT
                                                          ---------    ----------
Annual Advisory Rate..................................       1.25%         0.50%
Annual Cap on Expenses -- Investor Class..............       2.74%         1.25%
Annual Cap on Expenses -- Advisor Class A.............       2.99%          N/A
Expenses Reimbursed by Adviser........................      $  --       $56,074

The Adviser receives a shareholder servicing fee from the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents which have a written shareholder servicing agreement with the Adviser and who perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plans"). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B & C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of such shares to the Distributor or other qualified recipients under the Plan. During the six months ended June 30, 2003, payments under such plan with respect to Advisor Class A shares of the Internet, Paradigm, Medical and Small Cap Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2003, the Advisor Class A shares of the Internet, Paradigm, Medical and Small Cap Funds incurred expenses of $14,891, $8,220, $2,051 and $618, respectively, pursuant to the 12b-1 Plan, for such shares. Under the second Plan, Advisor Classes B & C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2003, Paradigm Class C shares incurred expenses of $2,167, pursuant to the 12b-1 Plan. Through June 30, 2003, the Funds had not issued any Advisor Class B shares.

4.   INCOME TAXES

At June 30, 2003, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

     FEEDER FUND             2010           2009           2008          2007
     -----------         ------------    -----------    ----------    -----------
Internet.............    $140,178,775    $58,617,473    $       --    $31,189,619
Emerging.............    $  2,635,505    $ 5,481,052    $2,615,474    $        --
Paradigm.............    $    357,103    $        --    $   86,123    $        --
Medical..............    $  2,056,578    $        --    $       --    $        --
Small Cap............    $  1,437,670    $        --    $       --    $        --

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.

At June 30, 2003, the following Feeder Funds deferred, on a tax basis, post-October losses of:

                        FEEDER FUND                            POST-OCTOBER LOSSES
                        -----------                            -------------------
Emerging...................................................         $  1,479
Paradigm...................................................          100,414
Small Cap..................................................          121,796

For the six months ended June 30, 2003, the Feeder Funds did not pay any dividends or distributions. For the year ended December 31, 2002, the Medical Fund paid a short-term capital gain distribution of $0.03363 per

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

share or $56,921 to the Investor Class shares and $2,107 to the Advisor Class A shares which is characterized as ordinary income for income tax purposes.

The Medical Fund paid a long-term capital gain distribution of $0.04291 per share or $72,620 to the Investor Class shares and $2,686 to the Advisor Class A shares. The Small Cap Fund paid a short-term capital gain distribution of $0.06727 per share or $36,678 to the Investor Class shares and $1,183 to the Advisor Class A shares which is characterized as ordinary income for income tax purposes. The Government Fund had dividends of $0.00217 per share or $176,234 which are characterized as ordinary income for income tax purposes. There were no tax undistributed amounts as of December 31, 2002.

The tax components of dividends paid during the years ended December 31, 2002 and December 31, 2001, are:

                                         MEDICAL                         SMALL CAP
                              -----------------------------    -----------------------------
                                ORDINARY        LONG-TERM        ORDINARY        LONG-TERM
                                 INCOME       CAPITAL GAINS       INCOME       CAPITAL GAINS
                              DISTRIBUTION    DISTRIBUTION     DISTRIBUTION    DISTRIBUTION
                              ------------    -------------    ------------    -------------
2002......................      $59,028          $75,306         $37,861          $    --
2001......................      $73,214          $    --         $    --          $    --

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                           THE INTERNET FUND
                                         --------------------------------------------------------------------------------------
                                         INVESTOR CLASS        ADVISOR CLASS A          INVESTOR CLASS          ADVISOR CLASS A
                                           SIX MONTHS            SIX MONTHS                FOR THE                  FOR THE
                                             ENDED                  ENDED                 YEAR ENDED              YEAR ENDED
                                         JUNE 30, 2003          JUNE 30, 2003            DECEMBER 31,            DECEMBER 31,
                                          (UNAUDITED)            (UNAUDITED)                 2002                    2002
                                         --------------        ---------------          --------------          ---------------
PER SHARE DATA(3)
 Net Asset Value,
   Beginning of Period..................    $  16.69               $16.47                  $  21.80                 $ 21.75
                                            --------               ------                  --------                 -------
 Income from Investment Operations:
   Net investment income (loss).........        0.00(7)             (0.02)(6)                 (0.08)(6)               (0.12)(6)
   Net realized and unrealized gain
     (loss) on investments..............        4.47                 4.33                     (5.03)                  (5.16)
                                            --------               ------                  --------                 -------
       Total gain (loss) from investment
        operations......................        4.47                 4.31                     (5.11)                  (5.28)
                                            --------               ------                  --------                 -------
 Less Distributions:
   From net investment income...........          --                   --                        --                      --
   From net realized gains..............          --                   --                        --                      --
                                            --------               ------                  --------                 -------
       Total distributions..............          --                   --                        --                      --
                                            --------               ------                  --------                 -------
 Net Asset Value, End of Period.........    $  21.16               $20.78                  $  16.69                 $ 16.47
                                            ========               ======                  ========                 =======
 Total Return(5)........................       26.78%(1)            26.17%(1)                (23.44)%                (24.28)%


SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period (000's)......    $256,488               $4,037                  $189,618                 $   507
 Ratio of expenses to average net
   assets:
     Before expense reimbursement.......        2.35%(2)             2.60%(2)                  2.42%                   2.67%
     After expense reimbursement........        2.35%(2)             2.60%(2)                  2.42%                   2.67%
 Ratio of net investment income (loss)
   to average net assets:
     Before expense reimbursement.......        0.03%(2)            (0.22)%(2)                (0.41)%                 (0.66)%
     After expense reimbursement........        0.03%(2)            (0.22)%(2)                (0.41)%                 (0.66)%
 Portfolio turnover rate................         N/A                  N/A                       N/A                     N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

                                               THE INTERNET FUND
---------------------------------------------------------------------------------------------------------------
                          ADVISOR CLASS A
    INVESTOR CLASS           APRIL 26,                 INVESTOR CLASS       INVESTOR CLASS       INVESTOR CLASS
       FOR THE                2001(+)                     FOR THE              FOR THE              FOR THE
      YEAR ENDED              THROUGH                    YEAR ENDED           YEAR ENDED           YEAR ENDED
     DECEMBER 31,          DECEMBER 31,                 DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
         2001                  2001                         2000                 1999                 1998
    --------------        ---------------              --------------       --------------       --------------
       $  24.12               $23.50                      $  49.73            $    15.72             $  5.31
       --------               ------                      --------            ----------             -------
          (0.17)               (0.12)(6)                     (0.76)                (0.30)              (0.08)
          (2.15)               (1.63)                       (24.85)                34.33               10.50
       --------               ------                      --------            ----------             -------
          (2.32)               (1.75)                       (25.61)                34.03               10.42
       --------               ------                      --------            ----------             -------
             --                   --                            --                    --                  --
             --                   --                            --                 (0.02)              (0.01)
       --------               ------                      --------            ----------             -------
             --                   --                            --                 (0.02)              (0.01)
       --------               ------                      --------            ----------             -------
       $  21.80               $21.75                      $  24.12            $    49.73             $ 15.72
       ========               ======                      ========            ==========             =======
          (9.62)%              (7.45)%(1)                   (51.50)%              216.50%             196.14%

       $297,793               $  975                      $432,978            $1,163,097             $22,159
           2.37%                2.62%(2)                      2.06%                 2.00%               3.08%
           2.37%                2.62%(2)                      2.00%                 2.00%               3.08%
          (0.61)%              (0.86)%(2)                    (1.49)%               (1.29)%             (2.92)%
          (0.61)%              (0.86)%(2)                    (1.43)%               (1.29)%             (2.92)%
            N/A                  N/A                            21%(4)                89%                 80%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                    THE INTERNET
                                                EMERGING GROWTH FUND
                            ------------------------------------------------------------
                             SIX MONTHS
                               ENDED          FOR THE         FOR THE         FOR THE
                              JUNE 30,       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                2003        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                            (UNAUDITED)         2002            2001            2000
                            ------------    ------------    ------------    ------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period....    $ 3.24          $ 4.30          $ 3.69          $10.00
                               ------          ------          ------          ------
  Income from Investment
    Operations:
    Net investment loss....     (0.01)          (0.08)          (0.03)          (0.03)
    Net realized and
      unrealized gain
      (loss) on
      investments..........      0.50           (0.98)           0.64           (6.28)
                               ------          ------          ------          ------
        Total gain (loss)
          from investment
          operations.......      0.49           (1.06)           0.61           (6.31)
                               ------          ------          ------          ------
  Less Distributions:
    From net investment
      income...............        --              --              --              --
    From net realized
      gains................        --              --              --              --
                               ------          ------          ------          ------
        Total
          distributions....        --              --              --              --
                               ------          ------          ------          ------
  Net Asset Value, End of
    Period.................    $ 3.73          $ 3.24          $ 4.30          $ 3.69
                               ======          ======          ======          ======
  Total Return.............     15.12%(3)      (24.65)%         16.53%         (63.10)%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)................    $4,428          $3,338          $5,277          $4,378
  Ratio of expenses to
    average net assets:
      Before expense
        reimbursement......      3.93%(4)        3.78%           4.17%           3.33%
      After expense
        reimbursement......      2.74%(4)        2.74%           2.74%           2.00%
  Ratio of net investment
    loss to average net
    assets:
      Before expense
        reimbursement......     (1.95)%(4)      (3.03)%         (2.09)%         (1.76)%
      After expense
        reimbursement......     (0.76)%(4)      (1.99)%         (0.66)%         (0.43)%
  Portfolio turnover
    rate...................       N/A             N/A             N/A              17%(2)

------------------
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) Not annualized.
(4) Annualized.

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                       THE PARADIGM FUND
                                                       --------------------------------------------------
                                                       INVESTOR CLASS   ADVISOR CLASS A   ADVISOR CLASS C
                                                         SIX MONTHS       SIX MONTHS        SIX MONTHS
                                                           ENDED             ENDED             ENDED
                                                       JUNE 30, 2003     JUNE 30, 2003     JUNE 30, 2003
                                                        (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                                                       --------------   ---------------   ---------------
PER SHARE DATA(1)
 Net Asset Value,
   Beginning of Period...............................     $ 10.12           $10.07            $10.05
                                                          -------           ------            ------
 Income from Investment Operations:
   Net investment income (loss)......................        0.04(7)          0.02             (0.01)
   Net realized and unrealized gain (loss) on
     investments.....................................        2.06             2.07              2.06
                                                          -------           ------            ------
       Total gain (loss) from investment
        operations...................................        2.10             2.09              2.05
                                                          -------           ------            ------
 Less Distributions:
   From net investment income........................          --               --                --
   From net realized gains...........................          --               --                --
                                                          -------           ------            ------
       Total distributions...........................          --               --                --
                                                          -------           ------            ------
 Net Asset Value, End of Period......................     $ 12.22           $12.16            $12.10
                                                          =======           ======            ======
 Total Return(6).....................................       20.75%(4)        20.75%(4)         20.40%(4)
SUPPLEMENTAL DATA AND RATIOS
 Net assets, end of period (000's)...................     $19,890           $9,925            $  726
 Ratio of expenses to average net assets:
     Before expense reimbursement....................        2.40%(5)         2.65%(5)          3.15%(5)
     After expense reimbursement.....................        2.40%(5)         2.65%(5)          3.15%(5)
 Ratio of net investment income (loss) to average net
   assets:
     Before expense reimbursement....................        0.64%(5)         0.39%(5)         (0.11)%(5)
     After expense reimbursement.....................        0.64%(5)         0.39%(5)         (0.11)%(5)
 Portfolio turnover rate.............................         N/A              N/A               N/A

------------------
(+) Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                                  THE PARADIGM FUND
    -------------------------------------------------------------------------------------------------------------
                                                                               ADVISOR CLASS A
    INVESTOR CLASS    ADVISOR CLASS A    ADVISOR CLASS C     INVESTOR CLASS     APRIL 26, 2001     INVESTOR CLASS
       FOR THE            FOR THE        JUNE 28, 2002(+)       FOR THE              (+)              FOR THE
      YEAR ENDED        YEAR ENDED           THROUGH           YEAR ENDED          THROUGH           YEAR ENDED
     DECEMBER 31,      DECEMBER 31,        DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
         2002              2002                2002               2001               2001               2000
    --------------    ---------------    ----------------    --------------    ----------------    --------------
        $10.61            $10.58              $10.64             $10.40             $10.42             $10.00
        ------            ------              ------             ------             ------             ------
         (0.14)            (0.17)              (0.11)             (0.13)             (0.10)(7)          (0.00)(3)
         (0.35)            (0.34)              (0.48)              0.34               0.26               0.40
        ------            ------              ------             ------             ------             ------
         (0.49)            (0.51)              (0.59)              0.21               0.16               0.40
        ------            ------              ------             ------             ------             ------
            --                --                  --                 --                 --                 --
            --                --                  --                 --                 --                 --
        ------            ------              ------             ------             ------             ------
            --                --                  --                 --                 --                 --
        ------            ------              ------             ------             ------             ------
        $10.12            $10.07              $10.05             $10.61             $10.58             $10.40
        ======            ======              ======             ======             ======             ======
         (4.62)%           (4.82)%             (5.55)%(4)          2.02%              1.54%(4)           4.00%
        $5,044            $4,943              $  519             $4,817             $4,091             $3,803
          2.97%             3.22%               3.72%(5)           3.47%              3.72%(5)           4.96%
          2.74%             2.99%               3.49%(5)           2.74%              2.99%(5)           2.00%
         (1.61)%           (1.86)%             (2.36)%(5)         (1.91)%            (2.16)%(5)         (3.02)%
         (1.38)%           (1.63)%             (2.13)%(5)         (1.18)%            (1.43)%(5)         (0.06)%
           N/A               N/A                 N/A                N/A                N/A                  5%(2)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                        THE MEDICAL FUND
                                    ----------------------------------------------------------------------------------------
                                    INVESTOR CLASS        ADVISOR CLASS A
                                      SIX MONTHS            SIX MONTHS              INVESTOR CLASS           ADVISOR CLASS A
                                        ENDED                  ENDED                   FOR THE                   FOR THE
                                       JUNE 30,              JUNE 30,                 YEAR ENDED               YEAR ENDED
                                         2003                  2003                  DECEMBER 31,             DECEMBER 31,
                                     (UNAUDITED)            (UNAUDITED)                  2002                     2002
                                    --------------        ---------------           --------------           ---------------
PER SHARE DATA(3)
  Net Asset Value, Beginning of
    Period.........................    $ 12.72                $12.61                    $ 18.06                  $18.01
                                       -------                ------                    -------                  ------
  Income from Investment
    Operations:
    Net investment loss............      (0.08)                (0.10)(6)                  (0.21)                  (0.24)
    Net realized and unrealized
      gain (loss) on investments...       2.37                  2.35                      (5.05)                  (5.08)
                                       -------                ------                    -------                  ------
        Total gain (loss) from
          investment operations....       2.29                  2.25                      (5.26)                  (5.32)
                                       -------                ------                    -------                  ------
  Less Distributions:
    From net investment income.....         --                    --                         --                      --
    From net realized gains........         --                    --                      (0.08)                  (0.08)
                                       -------                ------                    -------                  ------
        Total distributions........         --                    --                      (0.08)                  (0.08)
                                       -------                ------                    -------                  ------
  Net Asset Value, End of Period...    $ 15.01                $14.86                    $ 12.72                  $12.61
                                       =======                ======                    =======                  ======
  Total Return(5)..................      18.00%(1)             17.84%(1)                 (29.14)%                (29.56)%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)........................    $25,982                $  724                    $22,604                  $  794
  Ratio of expenses to average net
    assets:
      Before expense
        reimbursement..............       2.46%(2)              2.71%(2)                   2.55%                   2.80%
      After expense
        reimbursement..............       2.46%(2)              2.71%(2)                   2.55%                   2.80%
  Ratio of net investment loss to
    average net assets:
      Before expense
        reimbursement..............      (1.22)%(2)            (1.47)%(2)                 (1.49)%                 (1.74)%
      After expense
        reimbursement..............      (1.22)%(2)            (1.47)%(2)                 (1.49)%                 (1.74)%
  Portfolio turnover rate..........        N/A                   N/A                        N/A                     N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                    THE MEDICAL FUND
    --------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
    INVESTOR CLASS        ADVISOR CLASS A        INVESTOR CLASS       SEPTEMBER 30,
       FOR THE           APRIL 26, 2001(+)          FOR THE              1999(+)
      YEAR ENDED              THROUGH              YEAR ENDED            THROUGH
     DECEMBER 31,          DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
         2001                  2001                   2000                 1999
    --------------       -----------------       --------------       --------------
        $ 20.98                $18.24                $ 13.35              $10.00
        -------                ------                -------              ------
          (0.25)                (0.17)(6)              (0.15)              (0.02)
          (2.64)                (0.03)                  7.78                3.37
        -------                ------                -------              ------
          (2.89)                (0.20)                  7.63                3.35
        -------                ------                -------              ------
             --                    --                     --                  --
          (0.03)                (0.03)                    --                  --
        -------                ------                -------              ------
          (0.03)                (0.03)                    --                  --
        -------                ------                -------              ------
        $ 18.06                $18.01                $ 20.98              $13.35
        =======                ======                =======              ======
         (13.77)%               (1.09)%(1)             57.15%              33.50%(1)
        $40,416                $1,203                $63,314              $6,944
           2.28%                 2.53%(2)               2.21%               5.99%(2)
           2.28%                 2.53%(2)               2.00%               2.00%(2)
          (1.17)%               (1.42)%(2)             (1.24)%             (5.24)%(2)
          (1.17)%               (1.42)%(2)             (1.03)%             (1.25)%(2)
            N/A                   N/A                      1%(4)               1%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                         THE SMALL CAP OPPORTUNITIES FUND
                                    --------------------------------------------------------------------------
                                    INVESTOR CLASS   ADVISOR CLASS A
                                      SIX MONTHS       SIX MONTHS             INVESTOR CLASS   ADVISOR CLASS A
                                        ENDED             ENDED                  FOR THE           FOR THE
                                       JUNE 30,         JUNE 30,                YEAR ENDED       YEAR ENDED
                                         2003             2003                 DECEMBER 31,     DECEMBER 31,
                                     (UNAUDITED)       (UNAUDITED)                 2002             2002
                                    --------------   ---------------          --------------   ---------------
PER SHARE DATA(3)
  Net Asset Value,
    Beginning of Period............    $ 10.04           $10.03                  $  14.50         $  14.50
                                       -------           ------                  --------         --------
  Income from Investment
    Operations:
    Net investment income (loss)...       0.14(6)          0.12(6)                  (0.18)(6)        (0.20)(6)
    Net realized and unrealized
      gain (loss) on investments...       2.47             2.47                     (4.21)           (4.20)
                                       -------           ------                  --------         --------
        Total gain (loss) from
          investment operations....       2.61             2.59                     (4.39)           (4.40)
                                       -------           ------                  --------         --------
  Less Distributions:
    From net investment income.....         --               --                        --               --
    From net realized gains........         --               --                     (0.07)           (0.07)
                                       -------           ------                  --------         --------
        Total distributions........         --               --                     (0.07)           (0.07)
                                       -------           ------                  --------         --------
  Net Asset Value, End of Period...    $ 12.65           $12.62                  $  10.04         $  10.03
                                       =======           ======                  ========         ========
  Total Return(5)..................      26.00%(1)        25.82%(1)                (30.28)%         (30.35)%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)........................    $31,015           $1,134                  $  3,313         $    172
  Ratio of expenses to average net
    assets:
      Before expense
        reimbursement..............       2.28%(2)         2.53%(2)                  2.95%            3.20%
      After expense
        reimbursement..............       2.28%(2)         2.53%(2)                  2.74%            2.99%
  Ratio of net investment income
    (loss) to average net assets:
      Before expense
        reimbursement..............       2.29%(2)         2.04%(2)                 (1.59)%          (1.84)%
      After expense
        reimbursement..............       2.29%(2)         2.04%(2)                 (1.38)%          (1.63)%
  Portfolio turnover rate..........        N/A              N/A                       N/A              N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

                THE SMALL CAP OPPORTUNITIES FUND
    ---------------------------------------------------------
                                               INVESTOR CLASS
    INVESTOR CLASS                               MARCH 20,
       FOR THE                                    2000(+)
      YEAR ENDED         ADVISOR CLASS A          THROUGH
     DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
         2001                2001(+)                2000
    --------------       ---------------       --------------
        $11.10               $14.50                $10.00
        ------               ------                ------
         (0.19)(6)               --                 (0.00)(7)
          3.59                   --                  1.10
        ------               ------                ------
          3.40                   --                  1.10
        ------               ------                ------
            --                   --                    --
            --                   --                    --
        ------               ------                ------
            --                   --                    --
        ------               ------                ------
        $14.50               $14.50                $11.10
        ======               ======                ======
         30.63%                0.00%(1)             11.00%(1)
        $9,266               $    1                $  517
          3.73%                 N/A                 24.50%(2)
          2.74%                 N/A                  2.00%(2)
         (2.37)%                N/A                (22.59)%(2)
         (1.38)%                N/A                 (0.09)%(2)
           N/A                  N/A                     8%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                        THE KINETICS GOVERNMENT MONEY MARKET FUND
                                ---------------------------------------------------------
                                 SIX MONTHS                                  FEBRUARY 3,
                                   ENDED         FOR THE        FOR THE        2000(+)
                                  JUNE 30,      YEAR ENDED     YEAR ENDED      THROUGH
                                    2003       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                (UNAUDITED)        2002           2001           2000
                                ------------   ------------   ------------   ------------
PER SHARE DATA(3)
  Net Asset Value, Beginning of
    Period.....................   $  1.00        $   1.00       $  1.00        $  1.00
                                  -------        --------       -------        -------
  Income from Investment
    Operations:
    Net investment income......        --            0.00(4)       0.02           0.04
    Net realized and unrealized
      gain (loss) on
      investments..............        --              --            --             --
                                  -------        --------       -------        -------
        Total gain from
          investment
          operations...........        --            0.00(4)       0.02           0.04
                                  -------        --------       -------        -------
  Less Distributions:
    From net investment
      income...................        --           (0.00)(4)     (0.02)         (0.04)
    From net realized gains....        --              --            --             --
                                  -------        --------       -------        -------
        Total distributions....        --              --         (0.02)         (0.04)
                                  -------        --------       -------        -------
  Net Asset Value, End of
    Period.....................   $  1.00        $   1.00       $  1.00        $  1.00
                                  =======        ========       =======        =======
  Total Return.................      0.00%(1)        0.22%         2.36%          4.20%(1)
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)....................   $65,302        $128,657       $94,886        $21,532
  Ratio of expenses to average
    net assets:
      Before expense
        reimbursement..........      1.19%(2)        1.29%         1.35%          1.43%(2)
      After expense
        reimbursement..........      1.02%(2)        1.23%         1.24%          1.25%(2)
  Ratio of net investment
    income (loss) to average
    net assets:
      Before expense
        reimbursement..........     (0.17)%(2)       0.13%         2.12%          4.61%(2)
      After expense
        reimbursement..........      0.00%(2)        0.19%         2.23%          4.79%(2)
  Portfolio turnover rate......       N/A             N/A           N/A            N/A

------------------
(+)  Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4)  The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited)

COMMON STOCKS -- 81.11%+                    SHARES         VALUE
--------------------------------------------------------------------
ACCESS/BROADBAND -- 2.69%+
PrimaCom AG ADR*........................      580,000   $    197,200
UnitedGlobalCom, Inc. -- Class A*(2)....    1,140,000      5,893,800
United Pan-Europe Communications N.V. --
  Class A ADR*(2).......................    1,400,000        140,000
XM Satellite Radio Holdings, Inc. --
  Class A*(2)...........................       72,000        795,600
                                                        ------------
                                                           7,026,600
                                                        ------------
BUSINESS SERVICES -- 17.51%+
eSPEED, Inc. -- Class A*................    1,200,000     23,712,000
Kroll, Inc.*............................      775,000     20,971,500
Ritchie Bros. Auctioneers
  Incorporated*.........................       26,000      1,001,260
                                                        ------------
                                                          45,684,760
                                                        ------------
COMPUTER HARDWARE/SOFTWARE -- 3.80%+
Comdisco Holding Company, Inc.*.........       96,800      9,583,200
Leapfrog Enterprises, Inc.*(2)..........       10,000        318,100
Psion PLC*..............................       10,000         10,767
                                                        ------------
                                                           9,912,067
                                                        ------------

COMPUTER SERVICES -- 2.64%+
CACI International, Inc. -- Class A*....      150,000      5,145,000
Fidelity National Information Solutions,
  Inc.*(1)(2)...........................       67,000      1,747,360
                                                        ------------
                                                           6,892,360
                                                        ------------
E-BUSINESS SERVICES -- 4.18%+
First Advantage Corporation -- Class
  A*(2).................................       20,000        333,000
Harris Interactive, Inc.*...............    1,440,000      9,489,600
NetRatings, Inc.*.......................      120,000      1,096,800
                                                        ------------
                                                          10,919,400
                                                        ------------
E-COMMERCE -- 11.59%+
CheckFree Corporation*(2)...............      644,900     17,954,016
Getty Images, Inc.*(1)..................       50,900      2,102,170
InterActiveCorp*(2).....................       80,000      3,165,600
LendingTree, Inc.*(2)...................      150,000      3,672,000
LookSmart, Ltd.*........................       50,000        141,500
MarketWatch.com, Inc.*(2)...............      244,000      2,039,840

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                            SHARES         VALUE
--------------------------------------------------------------------
E-COMMERCE -- (CONTINUED)
WebMD Corporation*(1)(2)................      109,000   $  1,180,470
                                                        ------------
                                                          30,255,596
                                                        ------------
HOLDING COMPANY -- 7.20%+
Groupe Bruxelles Lambert S.A............      210,000      9,501,608
Leucadia National Corporation*..........      250,000      9,280,000
                                                        ------------
                                                          18,781,608
                                                        ------------
INFRASTRUCTURE -- 5.01%+
Commonwealth Telephone Enterprises,
  Inc.*(2)..............................      180,000      7,914,600
Commonwealth Telephone Enterprises,
  Inc. -- Class B*......................       14,000        644,000
Lynch Interactive Corporation*..........      185,790      4,491,473
Sunshine PCS Corporation -- Class A*....      149,890         37,473
                                                        ------------
                                                          13,087,546
                                                        ------------
INTERNET SEARCH ENGINES -- 14.20%+
Netease.com, Inc. ADR*..................      270,000      9,844,200
ProQuest Company*(2)....................      160,000      4,128,000
SINA Corp*(2)...........................      530,000     10,774,900
Sohu.com, Inc.*(2)......................      360,000     12,297,600
                                                        ------------
                                                          37,044,700
                                                        ------------
INTERNET TECHNOLOGY INFRASTRUCTURE --
  8.15%+
Level 3 Communications, Inc.*(2)........    3,205,000     21,281,200
                                                        ------------

INTERNET TECHNOLOGY/SOFTWARE -- 2.56%+
BARRA, Inc.*(2).........................      180,000      6,426,000
Lionbridge Technologies, Inc.*(2).......       50,000        254,500
                                                        ------------
                                                           6,680,500
                                                        ------------
MEDIA CONTENT -- 0.51%+
The Washington Post Company -- Class
  B.....................................        1,800      1,319,220
                                                        ------------

TITLE INSURANCE -- 1.06%+
Fidelity National Financial, Inc. ......       90,000      2,768,400
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                            SHARES         VALUE
--------------------------------------------------------------------
SECURITIES EXCHANGES -- 0.01%+
Nasdaq Stock Market Inc.*...............        3,000   $     24,150
                                                        ------------
TOTAL COMMON STOCKS
  (cost $186,859,728)...................                 211,678,107
                                                        ------------

PREFERRED STOCKS -- 2.38%+
--------------------------------------------------------------------
E-COMMERCE -- 2.38%+
InterActiveCorp, CLB, 1.990%,
  2/4/2022..............................      108,104      6,215,980
                                                        ------------
TOTAL PREFERRED STOCKS
  (cost $5,138,679).....................                   6,215,980
                                                        ------------

                                           PRINCIPAL
CORPORATE BONDS -- 1.48%+                   AMOUNT
--------------------------------------------------------------------
ACCESS/BROADBAND -- 0.52%+
UnitedGlobalCom, Inc., CLB, 10.750%,
  2/15/2008*(+).........................  $ 2,000,000      1,360,000
INTERNET TECHNOLOGY
  INFRASTRUCTURE -- 0.96%+
Level 3 Communications, Inc., CLB,
  0.000%, 3/15/2010*(+).................    3,200,000      2,512,000
                                                        ------------
TOTAL CORPORATE BONDS
  (cost $3,644,545).....................                   3,872,000
                                                        ------------

CORPORATE BONDS -- CONVERTIBLE -- 7.40%+
--------------------------------------------------------------------
INTERNET TECHNOLOGY INFRASTRUCTURE --
  1.30%+
Level 3 Communications, Inc., CLB,
  6.000%, 3/15/2010*(2).................    4,600,000      3,381,000
                                                        ------------
VENTURE CAPITAL -- 6.10%+
Safeguard Scientifics, Inc., CLB,
  5.000%, 6/15/2006*....................   20,300,000     15,935,500
                                                        ------------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $18,293,226)....................                  19,316,500
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

RIGHTS -- 1.12%+                            SHARES         VALUE
--------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 1.12%+
Comdisco Holding Company, Inc.#.........    9,300,049   $  2,929,515
                                                        ------------
TOTAL RIGHTS (cost $1,589,883)..........                   2,929,515
                                                        ------------

CALL OPTIONS PURCHASED --
0.15%+                                     CONTRACTS
--------------------------------------------------------------------
Netease.com, Inc.
  Expiring September 2003 at $35.00.....          180        106,200
SINA Corp
  Expiring September 2003 at $17.50.....          360        165,600
Sohu.com, Inc.
  Expiring September 2003 at $30.00.....          180        113,400
                                                        ------------
TOTAL CALL OPTIONS
  (cost $303,480).......................                     385,200
                                                        ------------

PUT OPTIONS PURCHASED -- 0.03%+
--------------------------------------------------------------------
eBAY, Inc.
  Expiring January 2004 at $30.00.......           50          1,125
  Expiring January 2005 at $40.00.......           25          2,875
  Expiring January 2005 at $70.00.......           25         14,250
                                                        ------------
                                                              18,250
                                                        ------------
Electronic Arts, Inc.
     Expiring January 2005 at $50.00....           50         15,875
     Expiring January 2004 at $55.00....          225         31,500
                                                        ------------
                                                              47,375
                                                        ------------
TOTAL PUT OPTIONS
  (cost $190,825).......................                      65,625
                                                        ------------

                                           PRINCIPAL
                                            AMOUNT
SHORT-TERM INVESTMENTS -- 4.01%+           OR SHARES
--------------------------------------------------------------------
DISCOUNT NOTES -- 4.01%+
Federal Home Loan Bank Discount Note,(1)
  0.4000%, 7/1/2003.....................  $10,454,000     10,454,000
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                           PRINCIPAL
                                            AMOUNT
                                           OR SHARES       VALUE
--------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.00%+
First American Prime Obligations Fund --
  Class I...............................          623   $        623
                                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $10,454,623)....................                  10,454,623
                                                        ------------

INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING -- 20.80%+
--------------------------------------------------------------------
COMMERCIAL PAPER -- 0.99%+
UBS Finance Commercial Paper, 1.310%,
  7/1/2003 (cost $2,581,279)............  $ 2,581,279      2,581,279
                                                        ------------
MONEY MARKET FUNDS -- 1.01%+
AIM Liquid Assets
  Portfolio -- Institutional Class......      860,458        860,458
Merrill Lynch Premier Institutional
  Fund..................................    1,781,006      1,781,006
                                                        ------------
TOTAL MONEY MARKET FUNDS
  (cost $2,641,464).....................                   2,641,464
                                                        ------------
REPURCHASE AGREEMENTS -- 18.80%+
CS First Boston Repurchase Agreement,
  1.300%, 7/1/2003
  (cost $14,627,780)(3).................   14,627,780     14,627,780
                                                        ------------
CS First Boston Repurchase Agreement,
  1.435%, 7/1/2003
  (cost $34,418,305)(3).................   34,418,305     34,418,305
                                                        ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)


                                                           VALUE
--------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (cost $49,046,085)....................                $ 49,046,085
                                                        ------------
TOTAL INVESTMENTS -- TOTAL INVESTMENTS
  PURCHASED WITH CASH PROCEEDS FROM
  SECURITIES LENDING
  (cost $54,268,828)....................                  54,268,828
                                                        ------------
TOTAL INVESTMENTS -- 118.48%+
  (COST $280,743,817)...................                $309,186,378
                                                        ============

------------------
* -- Non-income producing security.
(+) -- Security has a stepped rate. The rate listed is as of June 30, 2003.
+  -- Calculated as a percentage of net assets.
# -- Contingent value right (contingent upon profitability of company).
ADR -- American Depository Receipts.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at June 30, 2003. Total loaned securities had a market value of $53,376,859 at June 30, 2003.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited)

COMMON STOCKS -- 76.27%+                           SHARES        VALUE
-------------------------------------------------------------------------
ACCESS/BROADBAND -- 2.52%+
UTStarcom, Inc.*(2)...........................       2,600     $   92,482
XM Satellite Radio Holdings, Inc. -- Class
  A*(2).......................................       1,700         18,785
                                                               ----------
                                                                  111,267
                                                               ----------
BUSINESS SERVICES -- 16.46%+
eSPEED, Inc. -- Class A*......................      10,000        197,600
FactSet Research Systems Inc. ................         400         17,620
Interactive Data Corporation*(2)..............      13,000        219,700
John H. Harland Company.......................       1,000         26,160
Register.com, Inc.*...........................      14,000         82,040
Valassis Communications, Inc.*................       2,300         59,156
Websense, Inc.*(2)............................       8,000        125,280
                                                               ----------
                                                                  727,556
                                                               ----------
COMPUTER HARDWARE/SOFTWARE -- 13.89%+
Comdisco Holding Company, Inc.*...............       6,200        613,800
                                                               ----------
COMPUTER SERVICES -- 4.92%+
Fidelity National Information Solutions,
  Inc.*.......................................       4,572        119,238
SI International, Inc.*.......................       7,500         98,250
                                                               ----------
                                                                  217,488
                                                               ----------
E-BUSINESS SERVICES -- 1.39%+
NetRatings, Inc.*.............................       6,700         61,238
                                                               ----------
INTERNET SEARCH ENGINES -- 6.22%+
Netease.com, Inc. ADR*........................       2,500         91,150
SINA Corp*(2).................................       4,500         91,485
Sohu.com, Inc.*...............................       2,700         92,232
                                                               ----------
                                                                  274,867
                                                               ----------
HOLDING COMPANY -- 5.19%+
Groupe Bruxelles Lambert S.A..................       1,200         54,295
Naspers Limited ADR*..........................       5,047        175,035
                                                               ----------
                                                                  229,330
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                                   SHARES        VALUE
-------------------------------------------------------------------------
INFRASTRUCTURE -- 8.52%+
Global Light Telecommunications, Inc.*........      34,000     $        7
IDT Corporation*..............................       5,300         94,870
IDT Corporation -- Class B*(2)................       5,300         93,280
ITXC Corp.*(2)................................       2,000          5,220
Lynch Interactive Corporation*................       6,100        147,467
RADWARE, Ltd.*................................       2,000         34,260
Sunshine PCS Corporation -- Class A*..........       6,000          1,500
                                                               ----------
                                                                  376,604
                                                               ----------
INTERNET TECHNOLOGY/HARDWARE -- 1.25%+
CompuCom Systems, Inc.*.......................      12,200         55,144
                                                               ----------
INTERNET TECHNOLOGY INFRASTRUCTURE -- 8.71%+
Level 3 Communications, Inc.*.................      58,000        385,120
                                                               ----------
INTERNET TECHNOLOGY/SOFTWARE -- 5.59%+
ActivCard Corp.*..............................       7,500         70,500
BARRA, Inc.*..................................       2,000         71,400
Gemstar -- TV Guide International, Inc.*......       5,000         25,450
OneSource Information Services, Inc.*.........         300          2,238
ProQuest Company*(2)..........................       3,000         77,400
                                                               ----------
                                                                  246,988
                                                               ----------
MANUFACTURING -- 0.01%+
Morgan Group Holding Company*.................       6,100            488
                                                               ----------
MEDIA CONTENT -- 0.12%+
Ascent Media Group, Inc.*(2)..................       4,400          5,456
                                                               ----------
TELECOMMUNICATIONS -- 1.48%+
Warwick Valley Telephone Company..............         800         65,632
                                                               ----------
TOTAL COMMON STOCKS
  (cost $4,195,748)...........................                  3,370,978
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                                  PRINCIPAL
CORPORATE BONDS -- 1.36%+                          AMOUNT        VALUE
-------------------------------------------------------------------------
INFRASTRUCTURE -- 1.36%+
Corning Incorporated, 6.000%, 8/15/2003.......    $ 60,000     $   60,075
                                                               ----------
TOTAL CORPORATE BONDS
  (cost $60,000)..............................                     60,075
                                                               ----------
CORPORATE BONDS -- CONVERTIBLE --
4.86%+
-------------------------------------------------------------------------
FINANCE -- 2.20%+
E*TRADE Group, Inc., CLB, 6.000%, 2/1/2007....     100,000         97,000
                                                               ----------
INFRASTRUCTURE -- 2.66%+
Conexant Systems, Inc., CLB, 4.000%,
  2/1/2007....................................     150,000        117,750
                                                               ----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $159,319).............................                    214,750
                                                               ----------
RIGHTS -- 3.66%+                                   SHARES
-------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 3.66%+
Comdisco Holding Company, Inc.#...............     514,000        161,910
                                                               ----------
TOTAL RIGHTS (cost $200,423)..................                    161,910
                                                               ----------
                                                  PRINCIPAL
SHORT-TERM INVESTMENTS -- 11.91%+                  AMOUNT
-------------------------------------------------------------------------
DISCOUNT NOTES -- 6.42%+
Federal Home Loan Bank Discount Note, 0.4000%,
  7/1/2003....................................    $284,000        284,000
                                                               ----------
VARIABLE RATE DEMAND NOTES** -- 5.49%+
American Family, 0.8510%......................      74,549         74,549
Wisconsin Corporate Central Credit Union,
  0.6975%.....................................      70,843         70,843
U.S. Bank, N.A., 0.7775%......................      97,234         97,234
                                                               ----------
                                                                  242,626
                                                               ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $526,626).............................                    526,626
                                                               ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

INVESTMENTS PURCHASED WITH CASH                   PRINCIPAL
PROCEEDS FROM SECURITIES LENDING --                AMOUNT
10.66%+                                           OR SHARES      VALUE
-------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.51%+
UBS Finance Commercial Paper, 1.310%, 7/1/2003
  (cost $22,398)..............................    $ 22,398     $   22,398
                                                               ----------
MONEY MARKET FUNDS -- 0.52%+
AIM Liquid Assets Portfolio -- Institutional
  Class.......................................       7,466          7,466
Merrill Lynch Premier Institutional Fund......      15,454         15,454
                                                               ----------
TOTAL MONEY MARKET FUNDS
  (cost $22,920)..............................                     22,920
                                                               ----------
REPURCHASE AGREEMENTS -- 9.63%+
CS First Boston Repurchase Agreement, 1.300%,
  7/1/2003 (Cost $126,928)(3).................     126,928        126,928
CS First Boston Repurchase Agreement, 1.435%,
  7/1/2003 (Cost $298,654)(3).................     298,654        298,654
                                                               ----------
TOTAL REPURCHASE AGREEMENTS
  (cost $425,582).............................                    425,582
                                                               ----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING
  (cost $470,900).............................                    470,900
                                                               ----------
TOTAL INVESTMENTS -- 108.72%+
  (COST $5,613,016)...........................                 $4,805,239
                                                               ==========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2003.
# -- Contingent value right (contingent upon profitability of company).
ADR -- American Depository Receipts.
+ -- Calculated as a percentage of net assets.
(2) -- This security or a portion of this security was out on loan at June 30, 2003. Total loaned securities had a market value of $459,744 at June 30, 2003.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited)

COMMON STOCKS -- 77.06%+                         SHARES         VALUE
------------------------------------------------------------------------
AUTO INSURANCE -- 0.86%+
The Progressive Corporation................         3,600    $   263,160
                                                             -----------
BEVERAGES -- 0.01%+
Taittinger S.A.............................            25          3,302
                                                             -----------
BUSINESS SERVICES -- 0.09%+
Moody's Corporation........................           500         26,355
                                                             -----------
DIVERSIFIED OPERATIONS -- 0.08%+
Brascan Corporation -- Class A.............         1,000         24,560
                                                             -----------
ENERGY-EXPLORATION & PRODUCTION -- 1.91%+
CNOOC Limited ADR..........................         6,000        178,200
EnCana Corp................................         1,800         69,066
Suncor Energy, Inc. .......................        18,000        337,500
                                                             -----------
                                                                 584,766
                                                             -----------
ENERGY-INTEGRATED -- 7.27%+
China Petroleum and Chemical Corporation
  ADR*.....................................        32,000        772,800
PetroChina Company Limited ADR(2)..........        48,000      1,449,600
                                                             -----------
                                                               2,222,400
                                                             -----------
ENERGY-PIPELINE -- 9.41%+
El Paso Corporation(2).....................       180,000      1,454,400
The Williams Companies, Inc. ..............       180,000      1,422,000
                                                             -----------
                                                               2,876,400
                                                             -----------
FINANCE -- 2.66%+
Deutsche Boerse AG.........................           400         21,084
Euronext NV................................         9,600        237,023
H&R Block, Inc. ...........................         4,000        173,000
London Stock Exchange PLC..................         8,000         44,884
M&T Bank Corporation.......................         4,000        336,880
                                                             -----------
                                                                 812,871
                                                             -----------
HOLDING COMPANIES -- 10.01%+
Berkshire Hathaway Inc. -- Class B*........           540      1,312,200
Groupe Bruxelles Lambert S.A...............        12,000        542,949
Leucadia National Corporation*.............        18,000        668,160
Pargesa Holding AG -- Class B..............            48         97,843
Wesco Financial Corporation................         1,400        436,800
                                                             -----------
                                                               3,057,952
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
HOSPITALITY -- 0.02%+
Societe du Lourve..........................           100    $     6,132
                                                             -----------
INFRASTRUCTURE -- 3.32%+
China Mobile Limited ADR...................        24,000        282,480
China Telecom Corporation Limited ADR*.....        20,000        454,800
Chian Unicom Limited ADR...................        40,000        277,200
                                                             -----------
                                                               1,014,480
                                                             -----------
INTERNET TECHNOLOGY INFRASTRUCTURE --1.83%+
Level 3 Communications, Inc.*(2)...........        84,000        557,760
                                                             -----------
MEDIA CONTENT -- 2.86%+
Dow Jones & Company, Inc. .................           100          4,303
Meredith Corporation.......................         3,000        132,000
Pearson PLC ADR............................         1,175         11,280
The E.W. Scripps Company -- Class A........         5,000        443,600
The New York Times Company -- Class A......           600         27,300
The Walt Disney Company....................         1,850         36,538
The Washington Post Company -- Class B.....           300        219,870
                                                             -----------
                                                                 874,891
                                                             -----------
MINING -- 5.31%+
Newmont Mining Corporation.................        50,000      1,623,000
                                                             -----------
PROPERTY/CASUALTY INSURANCE-DIVERSIFIED --
  7.33%+
Alleghany Corporation*.....................         1,800        343,800
White Mountains Insurance Group, Ltd.......         4,800      1,896,000
                                                             -----------
                                                               2,239,800
                                                             -----------
PUBLISHING -- 0.86%+
John Wiley & Sons, Inc. -- Class B.........        10,000        262,500
                                                             -----------
REAL ESTATE DEVELOPMENT -- 0.18%+
Texas Pacific Land Trust...................         1,200         56,040
                                                             -----------
RE-INSURANCE -- 5.58%+
Montpelier Re Holdings, Ltd.*..............        54,000      1,706,400
                                                             -----------
SECURITIES EXCHANGES -- 0.05%+
The Chicago Mercantile Exchange............           200         13,926
                                                             -----------
SPECIALTY INSURANCE -- 1.01%+
Markel Corporation*(2).....................         1,200        307,200
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                                 SHARES         VALUE
------------------------------------------------------------------------
TITLE INSURANCE -- 2.26%+
Fidelity National Financial, Inc.(2).......        22,500    $   692,100
                                                             -----------
UTILITIES-DIVERSIFIED -- 6.40%+
CenterPoint Energy, Inc. ..................       240,000      1,956,000
                                                             -----------
UTILITIES-ELECTRIC -- 7.75%+
Edison International*......................        36,000        591,480
PG&E Corporation*..........................        72,000      1,522,800
Texas Genco Holdings, Inc. ................         1,200         27,900
TXU Corp...................................        10,000        224,500
                                                             -----------
                                                               2,366,680
                                                             -----------
TOTAL COMMON STOCKS (cost $20,043,785).....                   23,548,675
                                                             -----------
PREFERRED STOCKS -- 0.81%+
------------------------------------------------------------------------
ENERGY-PIPELINE -- 0.16%+
The Williams Companies, Inc., Conv, 9.000%,
  2/16/2005................................         4,000         49,400
                                                             -----------
UTILITES-ELECTRIC -- 0.65%+
Edison International, CLB, 8.600%,
  10/29/2029*..............................           400         11,440
Pacific Gas and Electric Company -- Series
  B*.......................................           600         13,794
Pacific Gas and Electric Company -- Series
  D, CLB, 5.000%, 07/14/2003*..............         1,600         35,040
Pacific Gas and Electric Company -- Series
  E, CLB, 5.000%, 07/14/2003*..............           800         17,624
Pacific Gas and Electric Company -- Series
  G, CLB, 4.800%, 7/14/2003*...............         1,200         26,160
Pacific Gas and Electric Company -- Series
  H, CLB, 4.500%, 07/14/2003*..............         1,800         39,600
Pacific Gas and Electric Company -- Series
  I, CLB, 4.360%, 07/14/2003*..............         2,200         48,840
Pacific Gas and Electric Company -- Series
  U, CLB, 7.040%, 7/14/2003*...............           200          5,820
                                                             -----------
                                                                 198,318
                                                             -----------
TOTAL PREFERRED STOCKS (cost $166,644).....                      247,718
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                               PRINCIPAL
CORPORATE BONDS -- 5.22%+                        AMOUNT         VALUE
------------------------------------------------------------------------
FINANCE -- 2.14%+
The FINOVA Group, Inc., 7.500%,
  11/15/2009...............................    $1,500,000    $   652,500
INTERNET TECHNOLOGY
  INFRASTRUCTURE -- 3.08%+
Level 3 Communications, Inc., CLB, 0.000%,
  3/15/2010*(+)............................     1,200,000        942,000
                                                             -----------
TOTAL CORPORATE BONDS (cost $1,375,449)....                    1,594,500
                                                             -----------
CORPORATE BONDS -- CONVERTIBLE --
1.19%+
------------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.19%+
Trizec Hahn Corporation, CLB, 3.000%,
  1/29/2021................................       600,000        364,500
                                                             -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE (cost
  $402,141)................................                      364,500
                                                             -----------
PUT OPTIONS PURCHASED -- 0.08%+                CONTRACTS
------------------------------------------------------------------------
The Kroger Co.
  Expiring January 2005 at $10.00..........            40          2,000
  Expiring January 2006 at $10.00..........            30          2,700
  Expiring January 2005 at $15.00..........            10          1,800
  Expiring January 2006 at $12.50..........            80         12,400
  Expiring January 2006 at $20.00..........            10          5,100
                                                             -----------
TOTAL PUT OPTIONS PURCHASED (cost
  $27,433).................................                       24,000
                                                             -----------
                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 14.56%+                AMOUNT
------------------------------------------------------------------------
DISCOUNT NOTES -- 14.56%+
Federal Home Loan Bank Discount Note
  0.4000%, 07/01/2003(1)...................    $4,450,000      4,450,000
                                                             -----------
VARIABLE RATE DEMAND NOTES** -- 0.00%+
U.S. Bank, N.A., 0.7775%...................         1,033          1,033
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS (cost
  $4,451,033)..............................                    4,451,033
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

INVESTMENTS PURCHASED WITH CASH                PRINCIPAL
PROCEEDS FROM SECURITIES                         AMOUNT
LENDING -- 4.56%+                              OR SHARES        VALUE
------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.22%+
UBS Finance Commercial Paper, 1.310%,
  07/01/2003 (cost $66,229)................    $   66,229    $    66,229
                                                             -----------
MONEY MARKET FUNDS -- 0.22%+
AIM Liquid Assets
  Portfolio -- Institutional Class.........        22,077         22,077
Merrill Lynch Premier Institutional Fund...        45,696         45,696
                                                             -----------
TOTAL MONEY MARKET FUNDS (cost $67,773)....                       67,773
                                                             -----------
REPURCHASE AGREEMENTS -- 4.12%+
CS First Boston Repurchase Agreement,
  1.300%, 7/1/2003 (cost $375,312)(3)......       375,312        375,312
CS First Boston Repurchase Agreement,
  1.435%, 7/1/2003 (cost $883,086)(3)......       883,086        883,086
                                                             -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,258,398)........................                    1,258,398
                                                             -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES
  LENDING (cost $1,392,400)................                    1,392,400
                                                             -----------
TOTAL INVESTMENTS -- 103.48%+
  (COST $27,858,885).......................                  $31,622,826
                                                             ===========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2003.
(+) -- Security has a stepped rate. The rate listed is as of June 30, 2003.
ADR -- American Depository Receipts.
+ -- Calculated as a percentage of Net Assets.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at June 30, 2003. Total loaned securities had a market value of $1,329,856 at June 30, 2003.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited)

COMMON STOCKS -- 75.19%+                        SHARES        VALUE
----------------------------------------------------------------------
AGRICULTURAL OPERATIONS -- 0.40%+
Monsanto Company(2).........................       4,915   $   106,361
                                                           -----------
BIOMEDICAL -- 32.56%+
Amgen, Inc.*................................       9,800       651,112
Antigenics, Inc.*(2)........................         892        10,276
AVAX Technologies, Inc.*....................      50,000        12,000
Biogen, Inc.*...............................      15,000       570,000
Biomira, Inc.*(2)...........................      37,000        50,690
Cell Genesys, Inc.*.........................      11,725       101,304
Chiron Corporation*.........................      33,000     1,442,760
DeCODE genetics, Inc.*......................       7,000        21,840
EntreMed, Inc.*(2)..........................      11,000        45,650
Genencor International, Inc.*(2)............      19,000       312,930
Genentech, Inc.*(1).........................      19,480     1,404,898
Genzyme Corporation*(2).....................      20,000       836,000
Genzyme Molecular Oncology*.................      17,000        39,950
Human Genome Sciences, Inc.*................      17,000       216,240
IDEC Pharmaceuticals Corporation*(2)........      34,000     1,156,000
ILEX Oncology, Inc.*........................      29,000       562,890
Isis Pharmaceuticals, Inc.*(2)..............       5,000        26,500
Medarex, Inc.*(2)...........................      14,000        92,260
Millennium Pharmaceuticals, Inc.*...........      20,296       319,256
NeoRx Corporation*..........................      27,000        91,503
Onyx Pharmaceuticals, Inc.*(2)..............      12,000       147,960
Progenics Pharmaceuticals, Inc.*............       3,200        48,192
Protein Design Labs, Inc.*..................      12,200       167,760
Savient Pharmaceuticals, Inc.*..............      33,000       153,120
Sirna Therapeutics, Inc.*...................       2,168        19,100
SuperGen, Inc.*(2)..........................      14,000        75,600
Targeted Genetics Corporation*..............      10,000        18,200
Tularik, Inc.*..............................       8,000        79,520
Vical Incorporated*.........................       8,500        36,975
                                                           -----------
                                                             8,710,486
                                                           -----------
CHEMICALS-DIVERSIFIED -- 0.40%+
Akzo Nobel N.V. ADR.........................       4,000       106,600
                                                           -----------
MEDICAL LABS/TESTING SERVICES -- 1.37%+
IMPATH, Inc.*(2)............................      26,000       367,640
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                                SHARES        VALUE
----------------------------------------------------------------------
PHARMACEUTICALS -- 40.46%+
Abbott Laboratories.........................      17,000   $   743,920
Atlanta AG ADR..............................      12,000       744,000
Aventis S.A. ADR(1).........................      12,000       656,400
Bristol-Meyers Squibb Company...............       8,000       217,200
Cubist Pharmaceuticals, Inc.*...............       4,000        42,640
Eli Lilly and Company.......................       4,000       275,880
GlaxoSmithKline PLC ADR(2)..................      22,673       919,163
ImmunoGen, Inc.*............................       6,000        25,620
Johnson & Johnson(1)........................      10,000       517,000
MedImmune, Inc.*............................      27,500     1,000,175
MGI Pharma, Inc.*(2)........................      10,000       256,300
Novartis AG ADR.............................      49,000     1,950,690
OSI Pharmaceuticals, Inc.*..................         737        23,739
Pfizer, Inc. ...............................      28,554       975,119
Roche Holding AG ADR........................       4,000       313,760
Schering AG ADR.............................      16,000       775,360
Serono SA ADR...............................       8,000       116,480
Wyeth.......................................      27,900     1,270,845
                                                           -----------
                                                            10,824,291
                                                           -----------
TOTAL COMMON STOCKS
  (cost $22,023,045)........................                20,115,378
                                                           -----------
RIGHTS -- 0.00%+
----------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 0.00%+
OSI Pharmaceuticals, Inc.#(2)...............      13,000            --
                                                           -----------
TOTAL RIGHTS (cost $0)......................                        --
                                                           -----------
CORPORATE BONDS --                            PRINCIPAL
CONVERTIBLE -- 0.49%+                           AMOUNT
----------------------------------------------------------------------
BIOMEDICAL -- 0.49%+
Human Genome Sciences, Inc.,
  CLB, 5.000%, 2/1/2007.....................  $  150,000       130,500
                                                           -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $109,776)...........................                   130,500
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

PUT OPTIONS PURCHASED -- 0.94%+               CONTRACTS       VALUE
----------------------------------------------------------------------
Genetech, Inc.
  Expiring September 2003 at $50.00.........         200   $    13,000
IDEC Pharmaceuticals Corporation
  Expiring January 2003 at $40.00...........         230       184,000
Johnson & Johnson
  Expiring January 2004 at $55.00...........         100        55,500
                                                           -----------
TOTAL PUT OPTIONS PURCHASED
  (cost $356,163)...........................                   252,500
                                                           -----------
                                              PRINCIPAL
SHORT-TERM INVESTMENTS -- 24.54%+               AMOUNT
----------------------------------------------------------------------
DISCOUNT NOTES -- 17.08%+
Federal Home Loan Bank Discount Note
  0.4000%, 7/1/2003.........................  $4,571,000     4,571,000
                                                           -----------
VARIABLE RATE DEMAND NOTES** -- 7.46%+
American Family, 0.8510%....................     668,731       668,731
U.S. Bank, N.A., 0.7775%....................     610,606       610,606
Wisconsin Corporate Central Credit Union,
  0.06975%..................................     715,557       715,557
                                                           -----------
                                                             1,994,894
                                                           -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $6,565,894).........................                 6,565,894
                                                           -----------
INVESTMENTS PURCHASED WITH                    PRINCIPAL
CASH PROCEEDS FROM                              AMOUNT
SECURITIES LENDING -- 16.52%+                 OR SHARES
----------------------------------------------------------------------
COMMERCIAL PAPER -- 0.79%+
UBS Finance Commercial Paper, 1.310%,
  7/1/2003 (cost $210,231)..................  $  210,231       210,231
                                                           -----------
MONEY MARKET FUNDS -- 0.80%+
AIM Liquid Assets Portfolio -- Institutional
  Class.....................................      70,080        70,080
Merrill Lynch Premier Institutional Fund....     145,053       145,053
                                                           -----------
TOTAL MONEY MARKET FUNDS
  (cost $215,133)...........................                   215,133
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                              PRINCIPAL
                                                AMOUNT        VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.93%+
CS First Boston Repurchase Agreement,
  1.300%, 7/1/2003 (cost $1,191,353)(3).....  $1,191,353   $ 1,191,353
CS First Boston Repurchase Agreement,
  1.435%, 7/1/2003 (cost $2,803,183)(3).....   2,803,183     2,803,183
                                                           -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $3,994,536).........................                 3,994,536
                                                           -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING (cost
  $4,419,900)...............................                 4,419,900
                                                           -----------
TOTAL INVESTMENTS -- 117.68%+
  (COST $33,474,778)........................               $31,484,172
                                                           ===========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2003.
ADR -- American Depository Receipts.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at June 30, 2003. Total loaned securities had a market value of $4,081,044 at June 30, 2003.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited)

COMMON STOCKS -- 78.98%+                      SHARES         VALUE
---------------------------------------------------------------------
ACCESS/BROADBAND -- 0.16%+
UnitedGlobalCom, Inc. -- Class A*.........       10,000   $    51,700
                                                          -----------
BANKS -- 0.01%+
Banque du Liban et d'Outre-Mer S.A.L.
  (BLOM) -- Class B GDR...................          100         2,250
                                                          -----------
BUSINESS SERVICES -- 7.73%+
Kroll, Inc.*..............................        3,000        81,180
Quanta Services, Inc.*....................      300,000     2,130,000
Ritchie Bros. Auctioneers Incorporated*...        7,200       277,272
                                                          -----------
                                                            2,488,452
                                                          -----------
COMPUTER HARDWARE/SOFTWARE -- 3.08%+
Comdisco Holding Company, Inc. ...........       10,000       990,000
                                                          -----------
COMPUTER SERVICES -- 0.34%+
CACI International Inc. -- Class A*.......        2,000        68,600
Fidelity National Information Solutions,
  Inc.*...................................        1,600        41,728
                                                          -----------
                                                              110,328
                                                          -----------
E-BUSINESS SERVICES -- 0.21%+
First Advantage Corporation -- Class A*...        4,000        66,600
                                                          -----------
ENERGY -- 2.95%+
Calpine Corporation*(2)...................      144,000       950,400
                                                          -----------
ENERGY-PIPELINE -- 4.87%+
El Paso Corporation.......................       96,000       775,680
The Williams Companies, Inc. .............      100,000       790,000
                                                          -----------
                                                            1,565,680
                                                          -----------
FINANCE -- 0.12%+
The FINOVA Group, Inc.*...................      200,000        39,000
                                                          -----------
HOLDING COMPANY -- 0.46%+
Leucadia National Corporation*............        4,000       148,480
                                                          -----------
INFRASTRUCTURE -- 0.02%+
Lynch Interactive Corporation*............          200         4,835
                                                          -----------
INTERNET TECHNOLOGY
  INFRASTRUCTURE -- 3.71%+
Level 3 Communications, Inc.*.............      180,000     1,195,200
                                                          -----------
INTERNET TECHNOLOGY/SOFTWARE -- 0.02%+
BARRA, Inc.*..............................          200         7,140
                                                          -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                              SHARES         VALUE
---------------------------------------------------------------------
MANUFACTURING -- 0.28%+
Lynch Corporation*........................        9,000   $    88,200
Steinway Musical Instruments, Inc.*.......          200         3,080
                                                          -----------
                                                               91,280
                                                          -----------
METAL FABRICATION -- 0.01%+
Commercial Metals Company.................          200         3,558
                                                          -----------
MINING -- 13.28%+
Aber Diamond Corporation*.................        2,600        53,901
Goldcorp, Inc.(1).........................      101,000     1,212,000
Kinross Gold Corporation*.................      202,000     1,363,500
Stillwater Mining Company*................      320,000     1,644,800
                                                          -----------
                                                            4,274,201
                                                          -----------
PROPERTY/CASUALTY INSURANCE -- 5.36%+
Alleghany Corporation*....................          102        19,482
Fairfax Financial Holdings Limited........        8,000     1,231,200
White Mountains Insurance Group, Ltd......        1,200       474,000
                                                          -----------
                                                            1,724,682
                                                          -----------
PUBLISHING -- 4.95%+
Courier Corporation.......................          200        10,300
John Wiley & Sons, Inc. -- Class A........          300         7,860
ProQuest Company*(2)......................        4,000       103,200
R.H. Donnelley Corporation*...............       40,300     1,469,741
                                                          -----------
                                                            1,591,101
                                                          -----------
REAL ESTATE DEVELOPMENT -- 1.35%+
Alexander's, Inc.*........................          100         8,349
American Real Estate Partners, L.P.*......       19,800       243,540
Forest City Enterprises, Inc. -- Class
  A.......................................          200         8,290
Texas Pacific Land Trust..................        3,600       168,120
United Capital Corporation................          200         6,960
                                                          -----------
                                                              435,259
                                                          -----------
RE-INSURANCE -- 6.48%+
Montpelier Re Holdings, Ltd.*.............       66,000     2,085,600
                                                          -----------
TITLE INSURANCE -- 0.01%+
First American Corporation................          100         2,635
                                                          -----------
TRANSPORT SERVICES -- 4.58%+
Laidlaw International, Inc.*..............      200,000     1,471,995
                                                          -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                              SHARES         VALUE
---------------------------------------------------------------------
UTILITIES-DIVERSIFIED -- 3.65%+
CenterPoint Energy, Inc. .................      144,000   $ 1,173,600
                                                          -----------
UTILITIES-ELECTRIC -- 15.35%+
Allegheny Energy, Inc.*...................      180,000     1,521,000
Aquilla, Inc.*(2).........................      250,000       645,000
CMS Energy Corporation*(2)................      100,000       810,000
Reliant Resources, Inc.*..................      320,000     1,961,600
                                                          -----------
                                                            4,937,600
                                                          -----------
TOTAL COMMON STOCKS
  (cost $22,648,788)......................                 25,411,576
                                                          -----------
PREFERRED STOCKS -- 1.89%+
---------------------------------------------------------------------
ENERGY -- 1.89%+
Calpine Capital Trust II, 5.500%,
  2/01/2005...............................       10,000       421,250
Calpine Capital Trust III, 5.000%,
  8/01/2005...............................        5,000       186,875
                                                          -----------
TOTAL PREFERRED STOCK
  (cost $501,525).........................                    608,125
                                                          -----------
                                             PRINCIPAL
CORPORATE BONDS -- 2.68%+                     AMOUNT
---------------------------------------------------------------------
FINANCE -- 1.08%+
The FINOVA Group, Inc., 7.500%,
  11/15/2009..............................  $   800,000       348,000
                                                          -----------
INFRASTRUCTURE -- 0.62%+
RCN Corporation, 11.125%, 10/15/2007(+)...      500,000       200,000
                                                          -----------
INTERNET TECHNOLOGY
  INFRASTRUCTURE -- 0.98%+
Level 3 Communications, Inc., CLB, 0.000%,
  3/15/2010*(+)...........................      400,000       314,000
                                                          -----------
TOTAL CORPORATE BONDS
  (cost $759,764).........................                    862,000
                                                          -----------
CORPORATE BONDS --
CONVERTIBLE -- 3.68%+
---------------------------------------------------------------------
BIOMEDICAL -- 0.81%+
Human Genome Sciences, Inc., CLB, 5.000%,
  2/1/2007................................      300,000       261,000
                                                          -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                             PRINCIPAL
                                              AMOUNT         VALUE
---------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.89%+
Trizec Hahn Corporation, CLB, 3.000%,
  1/29/2021...............................  $ 1,000,000   $   607,500
                                                          -----------
VENTURE CAPITAL -- 0.98%+
Safeguard Scientifics, Inc., CLB, 5.000%,
  6/15/2006...............................      400,000       314,000
                                                          -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $1,128,466).......................                  1,182,500
                                                          -----------
RIGHTS -- 3.23%+                                 SHARES
---------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 3.23%+
Comdisco Holding Company, Inc.#...........    3,300,000     1,039,500
                                                          -----------
TOTAL RIGHTS
  (cost $963,968).........................                  1,039,500
                                                          -----------
PUT OPTIONS PURCHASED -- 0.07%+               CONTRACTS
---------------------------------------------------------------------
The Kroger Co.
  Expiring January 2005 at $10.00.........           60         3,000
  Expiring January 2005 at $15.00.........           40         7,200
  Expiring January 2006 at $12.50.........           70        10,850
                                                          -----------
TOTAL PUT OPTIONS
  (cost $24,563)..........................                     21,050
                                                          -----------
                                             PRINCIPAL
SHORT-TERM INVESTMENTS -- 36.85%+             AMOUNT
---------------------------------------------------------------------
DISCOUNT NOTES -- 35.65%+
Federal Home Loan Bank Discount Note,
  0.4000%, 7/1/2003.......................  $11,472,000    11,472,000
                                                          -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

                                             PRINCIPAL
                                              AMOUNT         VALUE
---------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** -- 1.20%+
American Family, 0.8510%..................  $   126,392   $   126,392
U.S. Bank, N.A., .7775%...................      121,221       121,221
Wisconsin Corporate Central Credit Union,
  0.6975%.................................      138,484       138,484
                                                          -----------
                                                              386,097
                                                          -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $11,858,097)......................                 11,858,097
                                                          -----------
INVESTMENTS PURCHASED WITH                   PRINCIPAL
CASH PROCEEDS FROM                            AMOUNT
SECURITIES LENDING -- 7.82%+                 OR SHARES
---------------------------------------------------------------------
COMMERCIAL PAPER -- 0.37%+
UBS Finance Commercial Paper, 1.3100%,
  07/01/2003 (cost $119,754)..............  $   119,754       119,754
                                                          -----------
MONEY MARKET FUNDS -- 0.38%+
AIM Liquid Assets
  Portfolio -- Institutional Class........       39,919        39,919
Merrill Lynch Premier Institutional
  Fund....................................       82,628        82,628
                                                          -----------
TOTAL MONEY MARKET FUNDS
  (cost $122,547).........................                    122,547
                                                          -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited) -- (Continued)

INVESTMENTS PURCHASED WITH                               PRINCIPAL
CASH PROCEEDS FROM                                         AMOUNT
SECURITIES LENDING -- 7.82%+                             OR SHARES         VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.07%+
CS First Boston Repurchase Agreement,
  1.3000%, 7/1/2003 (Cost $678,627)(3)...............  $      678,627  $      678,627
CS First Boston Repurchase Agreement,
  1.4350%, 7/1/2003 (Cost $1,596,772)(3).............       1,596,772       1,596,772
                                                                       --------------
TOTAL REPURCHASE AGREEMENTS
  (cost $2,275,399)..................................                       2,275,399
                                                                       --------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
  SECURITIES LENDING
  (cost $2,517,700)..................................                       2,517,700
                                                                       --------------
TOTAL INVESTMENTS -- 135.20%+
  (COST $40,402,871).................................                  $   43,500,548
                                                                       ==============

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2003.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
(+) -- Security has a stepped rate. The rate listed is as of June 30, 2003. GDR -- Global Depository Receipts.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at June 30, 2003. Total loaned securities had a market value of $2,281,542 at June 30, 2003.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
 Portfolio of Investments -- June 30, 2003 (Unaudited)

                                             PRINCIPAL
SHORT-TERM INVESTMENTS -- 104.90%+            AMOUNT        VALUE
--------------------------------------------------------------------
DISCOUNT NOTES -- 104.90%+
Federal Home Loan Bank Discount Note,
  0.4000%, 07/01/2003.....................  $68,516,000  $68,516,000
                                                         -----------
TOTAL INVESTMENTS -- 104.90%+
  (COST $68,516,000)......................               $68,516,000
                                                         ===========

------------------
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Options Written -- June 30, 2003 (Unaudited)

CALL OPTIONS WRITTEN                                 CONTRACTS     VALUE
--------------------------------------------------------------------------
Getty Images, Inc.
  Expiring July 2003 at $30.00...................        180      $203,400
WebMD Corporation
  Expiring January 2005 at $10.00................      1,090       327,000
                                                                  --------
                                                                   530,400
                                                                  --------

PUT OPTIONS WRITTEN
--------------------------------------------------------------------------
eBay, Inc.
  Expiring January 2005 at $80.00................         25        20,250
Fidelity National Information Solutions, Inc.
  Expiring July 2003 at $15.00...................      1,250        15,625
  Expiring July 2003 at $17.50...................        180         1,800
                                                                  --------
                                                                    37,675
                                                                  --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $601,674)...................                 $568,075
                                                                  ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE PARADIGM PORTFOLIO
 Portfolio of Options Written -- June 30, 2003 (Unaudited)

PUT OPTIONS WRITTEN                                   CONTRACTS     VALUE
--------------------------------------------------------------------------
Alleghany Corporation
  Expiring January 2004 at $50.00.................       30        $11,400
Bristol-Myers Squibb Company
  Expiring January 2005 at $20.00.................       10          1,375
General Dynamics Corporation
  Expiring January 2004 at $60.00.................       40          7,700
  Expiring January 2004 at $70.00.................       20         10,200
                                                                   -------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $52,468).....................                 $30,675
                                                                   =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Options Written -- June 30, 2003 (Unaudited)

CALL OPTIONS WRITTEN                                 CONTRACTS     VALUE
--------------------------------------------------------------------------
Genetech, Inc.
  Expiring September 2003 at $55.00..............       150       $273,750
Johnson & Johnson
  Expiring January 2004 at $55.00................       100         23,000
                                                                  --------
                                                                   296,750
                                                                  --------

PUT OPTIONS WRITTEN
--------------------------------------------------------------------------
Aventis S.A. ADR
  Expiring July 2003 at $40.00...................        20            150
                                                                  --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $160,424)...................                 $296,900
                                                                  ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Options Written -- June 30, 2003 (Unaudited)

PUT OPTIONS WRITTEN                                    CONTRACTS    VALUE
--------------------------------------------------------------------------
Goldcorp, Inc.
  Expiring July 2003 at $12.50.....................       80        $5,800
                                                                    ------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $20,519)......................                 $5,800
                                                                    ======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2003 (Unaudited)

                                                                           THE INTERNET
                                                           THE INTERNET   EMERGING GROWTH
                                                            PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3)...........................  $309,186,378     $4,805,239
  Receivable for contributed capital.....................     6,589,304        107,100
  Cash...................................................       397,411          1,370
  Dividends and interest receivable......................       299,121          6,737
  Other assets...........................................        12,025            144
                                                           ------------     ----------
      Total assets.......................................   316,484,239      4,920,590
                                                           ------------     ----------
LIABILITIES:
  Written options, at value(2)...........................       568,075             --
  Payable to Adviser.....................................       280,147          4,274
  Payable to Trustees....................................        15,441            197
  Payables for collateral received for securities
    loaned...............................................    54,268,828        470,900
  Payable for withdrawn capital..........................       209,689            991
  Payable for investments purchased......................            --         18,640
  Accrued expenses and other liabilities.................       173,760          5,638
                                                           ------------     ----------
      Total liabilities..................................    55,515,940        500,640
                                                           ------------     ----------
    Net assets...........................................  $260,968,299     $4,419,950
                                                           ============     ==========
(1) Cost of investments..................................  $280,743,817     $5,613,016
                                                           ============     ==========
(2) Premiums received....................................  $    601,674     $       --
                                                           ============     ==========
(3) Includes loaned securities with a market value of....  $ 53,376,859     $  459,744
                                                           ============     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2003 (Unaudited)

                                                                  THE
                                                               PARADIGM     THE MEDICAL
                                                               PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1)(3)...............................  $31,622,826   $31,484,172
  Receivable for contributed capital........................      337,246        77,841
  Cash......................................................       93,227         1,528
  Dividends and interest receivable.........................       55,180        11,076
  Other assets..............................................          231         1,495
                                                              -----------   -----------
      Total assets..........................................   32,108,710    31,576,112
                                                              -----------   -----------
LIABILITIES:
  Written options, at value(2)..............................       30,675       296,900
  Payable to Adviser........................................       28,163        30,215
  Payable to Trustees.......................................        1,010         1,522
  Payables for collateral received for securities loaned....    1,392,400     4,419,900
  Payable for investments purchased.........................           --        41,300
  Payable for withdrawn capital.............................       83,209        13,029
  Accrued expenses and other liabilities....................       13,152        18,190
                                                              -----------   -----------
      Total liabilities.....................................    1,548,609     4,821,056
                                                              -----------   -----------
    Net assets..............................................  $30,560,101   $26,755,056
                                                              ===========   ===========
(1) Cost of investments.....................................  $27,858,885   $33,474,778
                                                              ===========   ===========
(2) Premiums received.......................................  $    52,468   $   160,424
                                                              ===========   ===========
(3) Includes loaned securities with a market value of.......  $ 1,329,856   $ 4,081,044
                                                              ===========   ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2003 (Unaudited)

                                                                             THE KINETICS
                                                                              GOVERNMENT
                                                             THE SMALL CAP      MONEY
                                                             OPPORTUNITIES      MARKET
                                                               PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3).............................   $43,500,548    $68,516,000
  Receivable for contributed capital.......................        73,782      3,139,363
  Cash.....................................................            --             --
  Dividends and interest receivable........................        43,701             --
  Other assets.............................................           307          3,673
                                                              -----------    -----------
      Total assets.........................................    43,618,338     71,659,036
                                                              -----------    -----------
LIABILITIES:
  Written options, at value(2).............................         5,800             --
  Payable to Adviser.......................................        43,599         18,275
  Payable to Trustees......................................         1,254          3,334
  Payable to Custodian.....................................     1,742,267          3,675
  Payables for collateral received for securities loaned...     2,517,700             --
  Payable for withdrawn capital............................     7,122,275      6,278,622
  Accrued expenses and other liabilities...................        11,415         36,627
                                                              -----------    -----------
      Total liabilities....................................    11,444,310      6,340,533
                                                              -----------    -----------
    Net assets.............................................   $32,174,028    $65,318,503
                                                              ===========    ===========
(1) Cost of investments....................................   $40,402,871    $68,516,000
                                                              ===========    ===========
(2) Premiums received......................................   $    20,519
                                                              ===========
(3) Includes loaned securities with a market value of......   $ 2,281,542
                                                              ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2003 (Unaudited)

                                                                           THE INTERNET
                                                          THE INTERNET       EMERGING
                                                           PORTFOLIO     GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+............................................  $   725,692        $ 11,251
  Interest..............................................    2,214,370          22,199
  Income from securities lending........................       12,531             128
                                                          -----------        --------
        Total investment income.........................    2,952,593          33,578
                                                          -----------        --------
EXPENSES:
  Investment advisory fees..............................    1,545,710          21,053
  Administration fees...................................      124,023           1,717
  Professional fees.....................................       64,332             848
  Custodian fees and expenses...........................       42,200           5,302
  Trustees' fees and expenses...........................       26,834             344
  Fund accounting fees..................................       30,816           1,279
  Other expenses........................................        9,590             136
                                                          -----------        --------
        Net expenses....................................    1,843,505          30,679
                                                          -----------        --------
Net investment income...................................    1,109,088           2,899
                                                          -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency....................   (8,592,150)        (22,486)
    Written option contracts expired or closed..........   (1,940,244)          9,230
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency....................   72,152,069         519,261
    Written option contracts............................      (81,104)             --
                                                          -----------        --------
Net gain on investments.................................   61,538,571         506,005
                                                          -----------        --------
Net increase in net assets resulting from operations....  $62,647,659        $508,904
                                                          ===========        ========
+ Net of Foreign Taxes Withheld of:.....................  $    54,167        $    293
                                                          ===========        ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2003 (Unaudited)

                                                           THE PARADIGM    THE MEDICAL
                                                            PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+...........................................     $  112,135     $  113,349
  Interest.............................................        131,286         38,304
  Income from securities lending.......................            597          2,009
                                                            ----------     ----------
        Total investment income........................        244,018        153,662
                                                            ----------     ----------
EXPENSES:
  Investment advisory fees.............................         99,335        155,711
  Administration fees..................................          7,510         12,371
  Professional fees....................................          4,275          6,368
  Custodian fees and expenses..........................          5,081          4,026
  Trustees' fees and expenses..........................          1,700          2,621
  Fund accounting fees.................................          3,575          4,755
  Other expenses.......................................            293          1,075
                                                            ----------     ----------
        Net expenses...................................        121,769        186,927
                                                            ----------     ----------
Net investment income (loss)...........................        122,249        (33,265)
                                                            ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency...................       (201,961)      (210,475)
    Written option contracts expired or closed.........         28,881        116,703
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency...................      3,411,523      4,578,205
    Written option contracts...........................         26,186       (292,251)
                                                            ----------     ----------
Net gain on investments................................      3,264,629      4,192,182
                                                            ----------     ----------
Net increase in net assets resulting from operations...     $3,386,878     $4,158,917
                                                            ==========     ==========
+ Net of Foreign Taxes Withheld of:....................     $    5,237     $   11,293
                                                            ==========     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 Six Months Ended June 30, 2003 (Unaudited)

                                                         THE SMALL CAP     THE KINETICS
                                                         OPPORTUNITIES   GOVERNMENT MONEY
                                                           PORTFOLIO     MARKET PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+...........................................   $  123,921         $     --
  Interest.............................................      206,560          339,648
  Income from securities lending.......................           96               --
                                                          ----------         --------
        Total investment income........................      330,577          339,648
                                                          ----------         --------
EXPENSES:
  Investment advisory fees.............................      105,522          166,209
  Administration fees..................................        6,785           34,021
  Professional fees....................................        4,327           17,725
  Custodian fees and expenses..........................        7,704            7,972
  Trustees' fees and expenses..........................        1,465            7,553
  Fund accounting fees.................................        3,213           12,009
  Other expenses.......................................          225            2,511
                                                          ----------         --------
        Net expenses...................................      129,241          248,000
                                                          ----------         --------
Net investment income..................................      201,336           91,648
                                                          ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency...................      (78,706)              --
    Written option contracts expired or closed.........        1,175               --
  Net change in unrealized appreciation of:
    Investments and foreign currency...................    3,175,830               --
    Written option contracts...........................       10,508               --
                                                          ----------         --------
Net gain on investments................................    3,108,807               --
                                                          ----------         --------
Net increase in net assets resulting from operations...   $3,310,143         $ 91,648
                                                          ==========         ========
+ Net of Foreign Taxes Withheld of:....................   $      332         $     --
                                                          ==========         ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                           THE INTERNET
                                    THE INTERNET PORTFOLIO          EMERGING GROWTH PORTFOLIO
                               ---------------------------------   ----------------------------
                                 SIX MONTHS          FOR THE        SIX MONTHS       FOR THE
                                    ENDED          YEAR ENDED          ENDED        YEAR ENDED
                                JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003   DECEMBER 31,
                                 (UNAUDITED)          2002          (UNAUDITED)        2002
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)...................  $     1,109,088   $     1,430,291    $    2,899     $   (43,192)
  Net realized loss on sale
    of investments, foreign
    currency and written
    options..................      (10,532,394)     (119,821,765)      (13,256)     (2,199,366)
  Net change in unrealized
    appreciation of
    investments, foreign
    currency and written
    options..................       72,070,965        59,167,794       519,261       1,047,336
                               ---------------   ---------------    ----------     -----------
      Net increase (decrease)
        in net assets
        resulting from
        operations...........       62,647,659       (59,223,680)      508,904      (1,195,222)
                               ---------------   ---------------    ----------     -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions..............    1,872,252,096     6,246,337,962       820,043         479,676
  Withdrawals................   (1,864,390,411)   (6,295,968,211)     (254,420)     (1,130,358)
                               ---------------   ---------------    ----------     -----------
      Net increase (decrease)
        in net assets
        resulting from
        beneficial interest
        transactions.........        7,861,685       (49,630,249)      565,623        (650,682)
                               ---------------   ---------------    ----------     -----------
  Total increase (decrease)
    in net assets............       70,509,344      (108,853,929)    1,074,527      (1,845,904)
NET ASSETS:
  Beginning of period........      190,458,955       299,312,884     3,345,423       5,191,327
                               ---------------   ---------------    ----------     -----------
  End of period..............  $   260,968,299   $   190,458,955    $4,419,950     $ 3,345,423
                               ===============   ===============    ==========     ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                 THE PARADIGM PORTFOLIO          THE MEDICAL PORTFOLIO
                              ----------------------------   -----------------------------
                               SIX MONTHS       FOR THE       SIX MONTHS        FOR THE
                                  ENDED        YEAR ENDED        ENDED        YEAR ENDED
                              JUNE 30, 2003   DECEMBER 31,   JUNE 30, 2003   DECEMBER 31,
                               (UNAUDITED)        2002        (UNAUDITED)        2002
------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss)..................  $    122,249    $    (28,085)  $    (33,265)   $    (140,748)
  Net realized loss on sale
    of investments, foreign
    currency and written
    options.................      (173,080)       (453,569)       (93,772)      (2,214,611)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments, foreign
    currency and written
    options.................     3,437,709         111,811      4,285,954       (8,862,627)
                              ------------    ------------   ------------    -------------
      Net increase
        (decrease) in net
        assets resulting
        from operations.....     3,386,878        (369,843)     4,158,917      (11,217,986)
                              ------------    ------------   ------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions.............    38,543,226      23,900,519     82,130,448      140,914,902
  Withdrawals...............   (21,889,279)    (21,837,146)   (82,975,166)    (148,002,868)
                              ------------    ------------   ------------    -------------
      Net increase
        (decrease) in net
        assets resulting
        from beneficial
        interest
        transactions........    16,653,947       2,063,373       (844,718)      (7,087,966)
                              ------------    ------------   ------------    -------------
  Total increase (decrease)
    in net assets...........    20,040,825       1,693,530      3,314,199      (18,305,952)
NET ASSETS:
  Beginning of period.......    10,519,276       8,825,746     23,440,857       41,746,809
                              ------------    ------------   ------------    -------------
  End of period.............  $ 30,560,101    $ 10,519,276   $ 26,755,056    $  23,440,857
                              ============    ============   ============    =============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                THE SMALL CAP
                                                           OPPORTUNITIES PORTFOLIO
                                                         ----------------------------
                                                          SIX MONTHS
                                                             ENDED         FOR THE
                                                           JUNE 30,       YEAR ENDED
                                                             2003        DECEMBER 31,
                                                          (UNAUDITED)        2002
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss).........................  $     201,336   $    (21,502)
  Net realized loss on sale of investments, foreign
    currency and written options.......................        (77,531)    (1,537,614)
  Net change in unrealized appreciation (depreciation)
    of investments, foreign currency and written
    options............................................      3,186,338       (651,273)
                                                         -------------   ------------
      Net increase (decrease) in net assets resulting
        from operations................................      3,310,143     (2,210,389)
                                                         -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
  Contributions........................................    166,343,371     68,372,440
  Withdrawals..........................................   (140,975,456)   (71,826,291)
                                                         -------------   ------------
      Net increase (decrease) in net assets resulting
        from beneficial interest transactions..........     25,367,915     (3,453,851)
                                                         -------------   ------------
  Total increase (decrease) in net assets..............     28,678,058     (5,664,240)
NET ASSETS:
  Beginning of period..................................      3,495,970      9,160,210
                                                         -------------   ------------
  End of period........................................  $  32,174,028   $  3,495,970
                                                         =============   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                                          THE KINETICS GOVERNMENT
                                                          MONEY MARKET PORTFOLIO
                                                     ---------------------------------
                                                       SIX MONTHS
                                                          ENDED            FOR THE
                                                        JUNE 30,         YEAR ENDED
                                                          2003          DECEMBER 31,
                                                       (UNAUDITED)          2002
--------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income............................  $        91,648   $       628,146
  Net realized gain on sale of investments.........               --                --
  Net change in unrealized appreciation of
    investments....................................               --                --
                                                     ---------------   ---------------
      Net increase in net assets resulting from
        operations.................................           91,648           628,146
                                                     ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM BENEFICIAL INTEREST TRANSACTIONS:
  Contributions....................................    2,042,288,314     6,517,468,035
  Withdrawals......................................   (2,105,822,237)   (6,484,223,874)
                                                     ---------------   ---------------
      Net increase (decrease) in net assets
        resulting from beneficial interest
        transactions...............................      (63,533,923)       33,244,161
                                                     ---------------   ---------------
  Total increase (decrease) in net assets..........      (63,442,275)       33,872,307
NET ASSETS:
  Beginning of period..............................      128,760,778        94,888,471
                                                     ---------------   ---------------
  End of period....................................  $    65,318,503   $   128,760,778
                                                     ===============   ===============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2003 (Unaudited)

1.   ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio (the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are "non-diversified" series of the Trust. Each of the Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in the Internet and Internet-related activities. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued with high returns on equity, as well as, well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2003, the Master Portfolios did not hold any investment securities which were determined to be fair valued pursuant to the guidelines adopted by the Board of Trustees.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2003, the Master Portfolios did not hold any investment securities which were determined to be restricted pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

3.   INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets. For the six months ended June 30, 2003, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio incurred expenses of $1,545,710, $21,053, $99,335, $155,711, $105,522 and
$166,209, respectively, pursuant to the Investment Advisory Agreement.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

4.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2003 were as follows:

                                      PURCHASES                    SALES
                               ------------------------   ------------------------
                                  U.S.                       U.S.
                               GOVERNMENT      OTHER      GOVERNMENT      OTHER
                               ----------   -----------   ----------   -----------
The Internet Portfolio.......     $--       $83,341,244      $--       $64,444,877
The Internet Emerging Growth
  Portfolio..................      --         2,032,675       --            85,503
The Paradigm Portfolio.......      --        14,684,524       --         1,710,722
The Medical Portfolio........      --         2,214,253       --         5,255,763
The Small Cap Opportunities
  Portfolio..................      --        26,045,115       --         1,663,445

As of June 30, 2003, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                              NET
                                          APPRECIATION    APPRECIATED   DEPRECIATED
                                         (DEPRECIATION)   SECURITIES     SECURITIES
                                         --------------   -----------   ------------
The Internet Portfolio.................   $26,727,209     $79,584,678   $(52,857,469)
The Internet Emerging Growth
  Portfolio............................      (809,337)        811,676     (1,621,013)
The Paradigm Portfolio.................     3,758,285       4,252,343       (494,058)
The Medical Portfolio..................    (2,008,646)      3,263,810     (5,272,456)
The Small Cap Opportunities
  Portfolio............................     3,097,677       3,961,823       (864,146)

At June 30, 2003, the cost of investments for federal income tax purposes was $282,459,169, $5,614,576, $27,864,541, $33,492,818 and $40,402,871 for The
Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, and The Small Cap Opportunities Portfolio, respectively.

For the six months ended June 30, 2003 the Master Portfolios wrote the following options:

                                               NUMBER        PREMIUM
                                            OF CONTRACTS     AMOUNT
                                            ------------   -----------
THE INTERNET PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....      1,612      $ 1,077,028
Options Written...........................     10,310        2,970,072
Options Exercised.........................        (86)         (49,860)
Options Expired...........................       (520)        (271,371)
Options Closed............................     (8,591)      (3,124,195)
                                               ------      -----------
Outstanding at the End of Period..........      2,725      $   601,674
                                               ======      ===========

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

                                               NUMBER        PREMIUM
                                            OF CONTRACTS     AMOUNT
                                            ------------   -----------
THE INTERNET EMERGING GROWTH PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         20      $     9,230
Options Expired...........................        (20)          (9,230)
                                               ------      -----------
Outstanding at the End of Period..........         --      $        --
                                               ======      ===========
THE PARADIGM PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....        380      $    45,257
Options Written...........................        502          216,877
Options Expired...........................        (20)          (7,232)
Options Closed............................       (762)        (202,434)
                                               ------      -----------
Outstanding at the End of Period..........        100      $    52,468
                                               ======      ===========
THE MEDICAL PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....        580      $   448,325
Options Written...........................        170           61,777
Options Exercised.........................       (310)        (202,509)
Options Expired...........................        (80)         (45,319)
Options Closed............................        (90)        (101,850)
                                               ------      -----------
Outstanding at the End of Period..........        270      $   160,424
                                               ======      ===========
THE SMALL CAP OPPORTUNITIES PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....        180      $    28,812
Options Written...........................        300           57,998
Options Closed............................       (400)         (66,291)
                                               ------      -----------
Outstanding at the End of Period..........         80      $    20,519
                                               ======      ===========

5.   PORTFOLIO SECURITIES LOANED

As of June 30, 2003, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The value of the securities on loan and the value of the related collateral at June 30, 2003, were as follows:

                                            SECURITIES    COLLATERAL
                                            -----------   -----------
The Internet Portfolio....................  $53,376,859   $54,268,828
The Internet Emerging Growth Portfolio....      459,744       470,900
The Paradigm Portfolio....................    1,329,856     1,392,400
The Medical Portfolio.....................    4,081,044     4,419,900
The Small Cap Opportunities Portfolio.....    2,281,542     2,517,700

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

6.   SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

                                                         THE INTERNET PORTFOLIO
                                      ------------------------------------------------------------
                                      SIX MONTHS     FOR THE        FOR THE      APRIL 28, 2000(+)
                                        ENDED       YEAR ENDED     YEAR ENDED         THROUGH
                                       JUNE 30,    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                         2003          2002           2001             2000
                                      ----------   ------------   ------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement.......    1.49%*        1.51%          1.44%              1.43%*
 After expense reimbursement........    1.49%*        1.51%          1.44%              1.43%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement.......    0.90%*        0.50%          0.32%             (0.69%)*
 After expense reimbursement........    0.90%*        0.50%          0.32%             (0.69%)*
Portfolio turnover rate.............      34%           41%            44%                16%

------------------
*   Annualized.
(+) Commencement of operations.

                                                 THE INTERNET EMERGING GROWTH PORTFOLIO
                                      ------------------------------------------------------------
                                      SIX MONTHS     FOR THE        FOR THE      APRIL 28, 2000(+)
                                        ENDED       YEAR ENDED     YEAR ENDED         THROUGH
                                       JUNE 30,    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                         2003          2002           2001             2000
                                      ----------   ------------   ------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement.......     1.82%*        1.83%          2.30%             1.93%*
 After expense reimbursement........     1.82%*        1.83%          2.30%             1.84%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement.......     0.17%*       (1.07%)        (0.22%)           (0.35%)*
 After expense reimbursement........     0.17%*       (1.07%)        (0.22%)           (0.26%)*
Portfolio turnover rate.............        4%           27%            24%               30%

------------------
*   Annualized.
(+) Commencement of operations.

                                                         THE PARADIGM PORTFOLIO
                                      ------------------------------------------------------------
                                      SIX MONTHS     FOR THE        FOR THE      APRIL 28, 2000(+)
                                        ENDED       YEAR ENDED     YEAR ENDED         THROUGH
                                       JUNE 30,    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                         2003          2002           2001             2000
                                      ----------   ------------   ------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement.......     1.53%*        1.64%          2.27%             2.85%*
 After expense reimbursement........     1.53%*        1.64%          2.27%             2.60%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement.......     1.54%*       (0.27%)        (0.69%)           (0.66%)*
 After expense reimbursement........     1.54%*       (0.27%)        (0.69%)           (0.41%)*
Portfolio turnover rate.............       12%           40%            41%               89%

------------------
*   Annualized.
(+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2003 (Unaudited)

                                                         THE MEDICAL PORTFOLIO
                                     -------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED        FOR THE        FOR THE      APRIL 28, 2000(+)
                                      JUNE 30,      YEAR ENDED     YEAR ENDED         THROUGH
                                        2003       DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                     (UNAUDITED)       2002           2001             2000
                                     -----------   ------------   ------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement......     1.50%*         1.53%          1.51%             1.47%*
 After expense reimbursement.......     1.50%*         1.53%          1.51%             1.46%*
Ratio of net investment loss to
 average net assets:
 Before expense reimbursement......    (0.27%)*       (0.47%)        (0.39%)           (0.55%)*
 After expense reimbursement.......    (0.27%)*       (0.47%)        (0.39%)           (0.54%)*
Portfolio turnover rate............       12%             9%             6%                1%

------------------
*   Annualized.
(+) Commencement of operations.

                                                 THE SMALL CAP OPPORTUNITIES PORTFOLIO
                                     -------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED        FOR THE        FOR THE      APRIL 28, 2000(+)
                                      JUNE 30,      YEAR ENDED     YEAR ENDED         THROUGH
                                        2003       DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                     (UNAUDITED)       2002           2001             2000
                                     -----------   ------------   ------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement......     1.53%*         1.66%          2.35%            13.27%*
 After expense reimbursement.......     1.53%*         1.66%          2.35%            10.93%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement......     2.38%*        (0.29%)        (0.99%)          (11.12%)*
 After expense reimbursement.......     2.38%*        (0.29%)        (0.99%)           (8.78%)*
Portfolio turnover rate............       16%           200%           181%              198%

------------------
*   Annualized.
(+) Commencement of operations.

                                            THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
                                     -------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED        FOR THE        FOR THE      APRIL 28, 2000(+)
                                      JUNE 30,      YEAR ENDED     YEAR ENDED         THROUGH
                                        2003       DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                     (UNAUDITED)       2002           2001             2000
                                     -----------   ------------   ------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement......     0.75%*         0.75%          0.79%             0.78%*
 After expense reimbursement.......     0.75%*         0.75%          0.79%             0.78%*
Ratio of net investment income to
 average net assets:
 Before expense reimbursement......     0.28%*         0.67%          2.70%             5.36%*
 After expense reimbursement.......     0.28%*         0.67%          2.70%             5.36%*
Portfolio turnover rate............       N/A            N/A            N/A               N/A

------------------
*   Annualized.
(+) Commencement of operations.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                                Kinetics Mutual
                                  Funds, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                             INVESTMENT ADVISER AND
                          SHAREHOLDER SERVICING AGENT
                        Kinetics Asset Management, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                        Kinetics Funds Distributor, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                                 ADMINISTRATOR
                              FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202

                       THIS MATERIAL MUST BE PRECEDED OR
                          ACCOMPANIED BY A PROSPECTUS

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)Any code of ethics or amendment thereto. Not applicable at this time.

(b)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

         By (Signature and Title)       /s/ Peter B. Doyle, President
                                        -----------------------------
                                            Peter B. Doyle, President

         Date   August 22, 2003



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)      /s/ Peter B. Doyle, President
                                       -----------------------------
                                           Peter B. Doyle, President

         Date   August 22, 2003

         By (Signature and Title)      /s/ Leonid Polyakov, Treasurer
                                       ------------------------------
                                           Leonid Polyakov, Treasurer

         Date   August 22, 2003